                               PRESIDENT'S LETTER

                                                                   July 28, 1998

DEAR SHAREHOLDERS:

    The U.S. financial markets staged yet another impressive rally for the twelve months ended June 30, 1998. Stocks, as measured by the Standard & Poor's 500 Index returned 30.2% during the period. Bonds also recorded strong gains for the twelve months, with the Salomon Broad Index returning 10.6%.
    Although many Asian countries are experiencing severe economic and political problems, investors act as if this will have little, if any, impact on the U.S. economy and financial markets. There have been occasional hiccups in the stock market since the "Asian Flu" became rampant, but overall, the effect from Asia has been minimal.
    One reason cited for the continuing bull market in stocks is the massive flow of money into mutual funds from individual investors and their retirement plans. As the U.S. workforce continues to mature and enter their high-earning years, they are plowing more money into their savings and retirement accounts. Some economists believe this trend could continue for at least the next ten years. Foreign purchases of U.S. equities have also provided strong liquidity for the stock market. Over the past few years, investors around the world have begun to think of the U.S. equity market as being immune from risk. Although we disagree wholeheartedly with this view, investors from all over the world have been pouring money into U.S. securities.
    The bond market is also being affected by numerous positive events that are pushing interest rates lower almost every quarter. Low inflation has been one of the driving forces. The U.S. economy is charging along with steady growth, but apparently not producing any residual inflation. Another positive for the bond market has been the reduction in the federal deficit. As the U.S. Treasury seeks to borrow less money for its spending, the supply of bonds is decreasing. This decrease in supply causes bond prices to rise and interest rates to decline. One last factor responsible for at least some of the strength in bonds is foreign buying. We are witnessing a "flight to quality" from foreign investors, similar to what we are seeing in the stock market. Uncertainties created through foreign bank insolvencies and even government defaults have left investors searching for a safe haven. The result has been strong demand for U.S. fixed income securities.
    All of these factors have caused enormous upside pressure on both stocks and bonds. This has truly been an unprecedented environment for investing. Unfortunately we have no way of knowing how much longer this great investing climate will be around, but we will continue to reap the rewards for all of our shareholders.

                          IAA TRUST GROWTH FUND, INC.

The annualized returns for the Fund for the period ended June 30, 1998, are as follows:

1 YEAR  5 YEARS  10 YEARS
------  -------  --------
10.98%  16.46%    13.86%

These returns assume all dividends and capital gains distributions were reinvested.

    The IAA Trust Growth Fund returned 10.98% over the past twelve months. Although this was good compared to historical stock returns, it was well short of the S&P 500 Index. Much of the strong performance in the Index was due to the largest stocks, which accounted for an unusually large portion of the total return. Like other mutual funds, our weightings in these stocks were much smaller than their corresponding weightings in the Index. This put us at a serious disadvantage compared to the S&P 500. We also carried a fairly significant cash balance. Unfortunately, the market advanced rapidly during that time and left us behind. Small-cap value and mid-cap value stocks, which severely underperformed during the period, were approximately one-third of our holdings.
    In response to our recent disappointing performance, we have instituted some changes which we believe will enhance the performance of the Fund. A team of IAA Trust Company professionals, as opposed to one manager, now manages the Fund. We believe the combined experience of our personnel will allow the Fund to become a better performer. We have also invested a heavier portion of the Fund's assets in large capitalization securities. These are the companies whose performance is currently driving the Index. Our goal is to align the performance of our Fund more closely with the S&P 500.

                     IAA TRUST ASSET ALLOCATION FUND, INC.

The annualized returns for the Fund for the period ended June 30, 1998, are as follows:

1 YEAR  5 YEARS  10 YEARS
------  -------  --------
11.41%  12.42%    10.97%

These returns assume all dividends and capital gains distributions were reinvested.

    The Asset Allocation Fund returned 11.41% during the past year. This compared with 17.58% for the average "Balanced Fund". Much of the return differential was caused by a more conservative asset allocation than the average fund combined with an underrepresentation in large capitalization stocks. A preference for value stocks in a market favoring growth stocks also contributed to the shortfall.
    Although large capitalization stocks seem to be at extreme valuations relative to smaller stocks, we have decided to make some concessions to current market trends and have increased our exposure to large cap stocks. We've also sold some marginal positions in order to be better focused on our remaining companies. We continue to be conservatively positioned with the portfolio split between stocks and bonds.

                      IAA TRUST TAX EXEMPT BOND FUND, INC.

The annualized total returns for the Fund for the period ending June 30, 1998, are as follows:

1 YEAR  5 YEARS  10 YEARS
------  -------  --------
7.45%    5.24%    6.87%

These returns assume all dividends and capital gains distributions were reinvested. Although the Fund's income is exempt from federal income tax, it may be subject to state income taxation.

    The IAA Trust Tax Exempt Bond Fund maintained a duration equal to or slightly longer than the duration of the Lehman Index throughout the second half of 1997. This enabled the portfolio to benefit from 1997's general interest rate decline. However, in the first half of 1998, the duration of the portfolio fell behind the Index, and consequently, so did our return. In comparison to the Fund's one-year total return of 7.45%, the Lehman Brothers Municipal Bond Index, which does not reflect investments in cash, the impact of any servicing, investment management, or administrative expenses, had a total return of 8.66%.
    Why did the duration fall behind in 1998? One of the philosophies of the Tax Exempt Bond Fund has been to avoid distributions of capital gains to shareholders. Currently, the capital gains rate is 20%. As the market continued to rally throughout 1997 and into 1998, over 90% of the securities listed in the portfolio posted unrealized gains. We managed to marginally extend the duration of the portfolio by selling those securities with minimal tax consequences and purchased longer duration securities. Recently, we decided to prioritize total return, instead of minimizing capital gains.
    Municipal bonds continue to be a safe haven, not only for their inherent tax advantage, but also, because of their relatively high yield as a percentage of U.S. Treasuries. The 30-year ratios ended 1997, at 85%, approximately three percentage points higher than where they started the year. As of June 30, 1998, those ratios were better than 90%. Low interest rates spurred new issuance of municipal debt. This additional supply outweighed the demand, thus causing these high ratios. As a result, municipals remain an attractive investment relative to other taxable fixed income investments.

                IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

                              MONEY MARKET SERIES

    Over the past fiscal year, the Money Market Series' 7-day yield increased from 4.81% to 4.88%. The slight improvement in the Fund's yield was primarily due to a lowering of the expense ratio as short-term interest rates ended the fiscal year unchanged. The Federal Reserve has not adjusted monetary policy since March 1997 when interest rates were increased to prevent upward pressure on inflation. The lowering of expenses and the previous year's Federal Reserve action allowed the Money Market Series' one-year total return to increase from 4.63% on June 30, 1997, to 4.94% on June 30, 1998.

                       SHORT-TERM GOVERNMENT BOND SERIES

The annualized total returns for the Fund for this period ended June 30, 1998, are as follows:

        1 YEAR
        -------
         6.50%

These returns assume all dividends and capital gains distributions were reinvested.

    Short-term bonds had a good year and outperformed money market instruments. The Fund had an average life of approximately 2 1/2 years and maintained a heavy weighting in governments and agencies. Recently, there has been spread-widening in corporates and mortgages, and we plan to increase our holdings of high-grade corporates. With the current flat yield curve, short bond rates look attractive.
    For the year the Short-Term Bond Fund had a return of 6.50%, which compares to the Merrill Lynch Short Treasury Index return of 6.81%.

                             LONG-TERM BOND SERIES

The annualized total returns for the Fund for the period ended June 30, 1998, are as follows:

        1 YEAR
        -------
        10.24%

These returns assume all dividends and capital gains distributions were reinvested.

    The past year has been characterized by declining interest rates, widening yield spreads, and a flattening yield curve. The combination of increasing budget surpluses and benign inflation justify most of the recent flattening rally in the U.S. Treasury yield curve. Our performance benefited from an overweighting in Treasuries. Recent spread widening in corporates and mortgages make them look much more attractive at current rate levels. We are taking advantage of the wider spread by increasing our corporate bond position. Even though bond yields are relatively low, they compare favorably to today's inflation environment.
    For the year the Long-Term Bond Fund had a total return of 10.24%, which compares to the Merrill Lynch Domestic Bond Index return of 10.67%.

                                   Sincerely,

                            [Ronald Warfield Photo]
                          [Ronald Warfield Signature]
                               Ronald R. Warfield
                                   President

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

IAA TRUST GROWTH FUND, INC.

PORTFOLIO CHANGES For the Year Ended June 30, 1998

MAJOR PURCHASES                                            MAJOR SALES
Bank of New York (1)                                       Green Tree Financial Corp. (2)
Intimate Brands, Inc. (1)                                  Columbia/HCA Healthcare Corp. (2)
Landry's Seafood Restaurants, Inc. (1)                     Travelers, Inc. (2)
SBC Communications, Inc. (1)                               Wendy's International, Inc.
Mattel, Inc. (1)                                           AGCO Corp.
Schlumberger, Ltd. (1)                                     Adaptec, Inc.
Baker Hughes, Inc. (1)                                     Kemet Corp.
Associates First Capital Corp. (1)                         Warnaco Group, Inc., Cl. A
Monsanto Co. (1)                                           York International, Inc.
American International Group, Inc.                         AT & T Corp.
(1) New Holdings                                           (2) Deletions

TEN LARGEST HOLDINGS June 30, 1998

                                                                             PERCENT
                                                                 VALUE       OF FUND
                                                              -----------    -------
General Electric Co.........................................  $ 5,514,600      3.44%
Microsoft Corp..............................................    4,768,500      2.97
Norwest Corp................................................    4,111,250      2.56
Federal National Mortgage Association.......................    4,039,875      2.52
Citicorp....................................................    3,731,250      2.33
Procter & Gamble Co.........................................    3,678,925      2.29
Merck & Co., Inc............................................    3,611,250      2.25
Sun Microsystems, Inc.......................................    3,509,750      2.19
Bank of New York............................................    3,277,125      2.04
Intimate Brands, Inc........................................    3,219,300      2.01
                                                              -----------     -----
                                                              $39,461,825     24.60%
                                                              ===========     =====

IAA TRUST ASSET ALLOCATION FUND, INC.

PORTFOLIO CHANGES For the Year Ended June 30, 1998

MAJOR PURCHASES                                            MAJOR SALES
Federal National Mortgage Association, 6.247%, 03/25/21    Tektronix, Inc. (2)
(1)                                                        Wendy's International, Inc. (2)
Federal National Mortgage Association, 6.000%, 02/18/21    Green Tree Financial Corp. (2)
(1)                                                        Coca-Cola Co. (2)
U.S. Treasury Inflation Index, 3.625%, 04/15/28 (1)        Columbia/HCA Healthcare Corp. (2)
New York State Power Authority Revenue, 6.050%, 02/15/15   Ultratech Stepper, Inc. (2)
(1)                                                        YPF Sociedad Anonima, ADS (2)
Ford Credit Auto Owner Trust, 5.650%, 10/15/01 (1)         AGCO Corp. (2)
The Money Store Home Equity Trust, 8.140%, 10/15/27 (1)    Depuy, Inc. (2)
Dayton Hudson Corp., 5.895%, 06/15/37 (1)                  Schlumberger, Ltd. (2)
Merrill Lynch & Co., 6.020%, 05/11/01 (1)
Household Finance Corp., 6.400%,06/17/08 (1)
NationsBank Corp., 5.750%, 03/15/01 (1)
(1) New Holdings                                           (2) Deletions

TEN LARGEST HOLDINGS June 30, 1998

                                                                            PERCENT
                                                                VALUE       OF FUND
                                                              ----------    -------
U.S. Treasury Notes, 6.500%, 05/15/05.......................  $  369,572      1.98%
Elan Corp., PLC, ADS........................................     321,562      1.72
Federal National Mortgage Association, 6.247%, 03/25/21.....     300,702      1.61
Federal National Mortgage Association, 6.000%, 02/18/21.....     297,741      1.60
U.S. Treasury Inflation Index, 3.625%, 04/15/28.............     296,625      1.59
Norwest Corp................................................     291,525      1.56
Procter & Gamble Co.........................................     268,634      1.44
Bell Telephone Co. of PA, Putable Debentures, 8.350%,
 12/15/30...................................................     250,750      1.34
New York State Power Authority Revenue, 6.050%, 02/15/15....     250,575      1.34
Ford Credit Auto Owner Trust, 5.650%, 10/15/01..............     249,375      1.34
                                                              ----------     -----
                                                              $2,897,061     15.52%
                                                              ==========     =====

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

IAA TRUST TAX EXEMPT BOND FUND, INC.

PORTFOLIO CHANGES For the Year Ended June 30, 1998

MAJOR PURCHASES                                       MAJOR SALES
San Bernadino, California Joint Powers, Tax           Port St. Lucie, Florida Utility System
Allocation                                            Revenue, 5.900%, 09/01/09 (2)
 Revenue, 5.750%, 07/01/17 (1)                        Austin, Texas Limited Tax General
Vicksburg-Warren, Mississippi School Dist., State     Obligation, 7.250%, 09/01/03 (2)
Aid,                                                  Washington Public Power Supply System, Nuclear
 Capital Improvement Revenue, 4.700%, 02/01/16 (1)    Project #1,  Refunding Revenue, 1990-C, 7.625%,
                                                      07/01/01 (2)
                                                      Salt River Project Arizona Agriculture Improvement &
                                                      Power  District Electric System Revenue, 5.625%,
                                                      01/01/06 (2)
                                                      Nebraska Public Power District Revenue, 5.400%,
                                                      01/01/10 (2)
                                                      Chicago, Illinois O'Hare International Airport
                                                      Revenue, 5.000%, 01/01/16 (2)
(1) New Holdings                                      (2) Deletions

TEN LARGEST HOLDINGS June 30, 1998

                                                                            PERCENT
                                                                VALUE       OF FUND
                                                              ----------    -------
San Bernadino, California Joint Powers, Tax Allocation
 Revenue, 5.750%, 07/01/17..................................  $  851,802      4.82%
Wisconsin State Clean Water Revenue, 5.300%, 06/01/12.......     716,625      4.06
Texas A&M University Revenue Financing System, 5.375%,
 05/15/14...................................................     617,412      3.49
Pennsylvania State Higher Education Revenue Bonds, Series A,
 5.600%, 09/01/10...........................................     608,764      3.45
Peru, Indiana Community School Corp. Revenue, 6.750%,
 01/01/09...................................................     607,810      3.44
Chicago, Illinois Water Revenue, 6.500%, 11/01/15...........     593,335      3.36
Cape Girardeau, Missouri Waterworks System Revenue, 7.450%,
 03/01/05...................................................     587,780      3.33
Connecticut State Unlimited Tax General Obligation, 5.400%,
 03/15/08...................................................     582,604      3.30
State of Rhode Island Ref. General Obligation, 7.000%,
 06/15/05...................................................     577,995      3.27
Illinois State Sales Tax Revenue, 5.400%, 06/15/13..........     570,663      3.23
                                                              ----------     -----
                                                              $6,314,790     35.75%
                                                              ==========     =====

IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

MONEY MARKET SERIES

TEN LARGEST HOLDINGS June 30, 1998

                                                                             PERCENT
                                                                 VALUE       OF FUND
                                                              -----------    -------
John Deere Capital Corp., 5.57%, 08/12/98...................  $ 2,600,000      4.90%
American General Finance Corp., 5.62%, 08/27/98.............    2,500,000      4.72
Transamerica Financial Corp., 5.53%, 08/24/98...............    1,933,825      3.65
Toyota Motor Credit Corp., 6.16%, 07/01/98..................    1,900,000      3.58
American Express Credit Corp., 5.55%, 08/05/98..............    1,860,000      3.51
Associates Corp. of North America, 5.56%, 09/21/98..........    1,858,000      3.50
Commercial Credit Co., 5.55%, 08/06/98......................    1,780,000      3.36
Xerox Corp., 5.51%, 07/28/98................................    1,593,388      3.01
Ford Motor Credit Corp., 5.56%, 07/15/98....................    1,557,000      2.94
General Electric Capital Corp., 5.56%, 07/20/98.............    1,500,000      2.83
Household Finance Corp., 5.57%, 09/03/98....................    1,500,000      2.83
                                                              -----------     -----
                                                              $20,582,213     38.83%
                                                              ===========     =====

PORTFOLIO CHARACTERISTICS June 30, 1998

CURRENT YIELD: 4.95%
30 DAY AVERAGE YIELD: 4.85%
7 DAY AVERAGE YIELD: 4.88%

AVERAGE DAYS TO MATURITY: 39.50

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

SHORT-TERM GOVERNMENT BOND SERIES
PORTFOLIO CHANGES For the Year Ended June 30, 1998

MAJOR PURCHASES                                      MAJOR SALES
Federal National Mortgage Assoc., 6.500%, 08/01/04   None
 (1)
Federal Home Loan Mortgage Corp., 6.000%, 02/15/23
 (1)
Banc One Auto Grantor Trust, 6.270%, 11/20/03 (1)
Federal Home Loan Bank, 6.477%, 08/26/02 (1)
Federal Home Loan Mortgage Corp., 6.200%, 11/15/16
 (1)
Federal Home Loan Bank, 6.000%, 04/06/01 (1)
U.S. Treasury Notes, 5.500%, 02/29/00 (1)
Federal National Mortgage Assoc., 6.500%, 07/25/23
 (1)
Federal National Mortgage Assoc., 8.500%, 06/25/01
 (1)
Chase Mortgage Finance Corp. Series 92-G, 5.550%,
 04/25/24 (1)
(1) New Holdings

TEN LARGEST HOLDINGS June 30, 1998

                                                                             PERCENT
                                                                 VALUE       OF FUND
                                                              -----------    -------
U.S. Treasury Notes, 6.500%, 08/31/01.......................  $ 3,082,290     10.89%
U.S. Treasury Notes, 6.250%, 05/31/99.......................    3,019,650     10.67
Federal National Mortgage Assoc., 6.500%, 08/01/04..........    2,783,791      9.83
U.S. Treasury Notes, 6.250%, 02/28/02.......................    2,045,580      7.23
Federal Home Loan Bank, 6.477%, 08/26/02....................    1,100,429      3.89
U.S. Treasury Notes, 6.250%, 06/30/02.......................    1,025,140      3.62
U.S. Treasury Notes, 5.500%, 02/29/00.......................    1,000,070      3.53
Federal Home Loan Bank, 6.000%, 04/06/01....................      996,250      3.52
Banc One Auto Grantor Trust, 6.270%, 11/20/03...............      911,964      3.22
Federal Home Loan Mortgage Corp., 6.200%, 11/15/16..........      775,109      2.74
                                                              -----------     -----
                                                              $16,740,273     59.14%
                                                              ===========     =====

IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

LONG-TERM BOND SERIES
PORTFOLIO CHANGES For the Year Ended June 30, 1998

MAJOR PURCHASES                                      MAJOR SALES
Federal Home Loan Mortgage Corp., 7.000%, 03/01/12   Tennessee Valley Authority, 5.980%, 04/01/36
(1) Government National Mortgage Assoc., 8.000%,     (2) U.S. Treasury Notes, 6.500%, 10/15/06 (2)
07/15/26 (1) Federal Home Loan Mortgage Corp.,
6.000%, 03/15/09 (1) Government National Mortgage
Assoc., 6.500%, 04/15/26 (1) Pacific Gas & Electric
Co., 6.420%, 09/25/08 (1) J.C. Penney Master Credit
Card Trust, 8.950%, 10/15/01 (1) Ameritech Capital
Funding, 5.950%, 01/15/38 (1) Ford Motor Credit
Co., 7.200%, 06/15/07 (1) Federal Home Loan
Mortgage Corp., 5.000%, 05/15/21 (1) J.P. Morgan
Commercial Mortg. Fin. Corp., 7.088%, 09/15/29 (1)
(1) New Holdings                                     (2) Deletions

TEN LARGEST HOLDINGS June 30, 1998

                                                                             PERCENT
                                                                 VALUE       OF FUND
                                                              -----------    -------
Federal Home Loan Mortgage Corp., 7.000%, 03/01/12..........  $ 4,298,780     11.08%
U.S. Treasury Notes, 6.500%, 05/15/05.......................    2,903,780      7.48
U.S. Treasury Notes, 6.500%, 08/15/05.......................    2,901,745      7.48
Government National Mortgage Assoc., 8.000%, 07/15/26.......    2,485,254      6.41
U.S. Treasury Notes, 6.000%, 02/15/26.......................    2,082,800      5.37
U.S. Treasury Notes, 5.625%, 02/15/06.......................    1,455,684      3.75
Government National Mortgage Assoc., 6.500%, 04/15/26.......    1,403,557      3.62
Federal Home Loan Mortgage Corp., 6.000%, 03/15/09..........    1,121,880      2.89
Pacific Gas & Electric Co., 6.420%, 09/25/08................    1,016,563      2.62
J.C. Penney Master Credit Card Trust, 8.950%, 10/15/01......      849,707      2.19
                                                              -----------     -----
                                                              $20,519,750     52.89%
                                                              ===========     =====

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1998

--------------------------------------------------------------------------------
IAA TRUST GROWTH FUND, INC.

                                           SHARES         VALUE
                                         -----------   ------------
COMMON STOCKS -- 94.69%
BASIC INDUSTRY -- 4.44%
British Steel PLC, ADS...............         30,000   $    682,500
Engelhard Corp.......................         80,000      1,620,000
IMC Global, Inc......................         60,500      1,822,563
Monsanto Co..........................         35,000      1,955,625
Nucor Corp...........................         22,500      1,035,000
                                                       ------------
                                                          7,115,688
                                                       ------------
CAPITAL GOODS -- 7.07%
Deere & Co...........................         50,000      2,643,750
General Electric Co..................         60,600      5,514,600
Hardinge, Inc........................         54,000      1,316,250
Philips Electronics N.V..............         21,900      1,861,500
                                                       ------------
                                                         11,336,100
                                                       ------------
CONSUMER CYCLICAL -- 12.20%
AutoZone, Inc.*......................         83,600      2,669,975
Chrysler Corp........................         36,700      2,068,962
Gentex Corp..........................        130,000      2,356,250
Intimate Brands, Inc.................        116,800      3,219,300
Mattel, Inc..........................         62,100      2,627,606
Titan International, Inc.............         59,000      1,003,000
Wal-Mart Stores, Inc.................         40,000      2,430,000
Warnaco Group, Inc., Cl. A...........         75,000      3,182,813
                                                       ------------
                                                         19,557,906
                                                       ------------
CONSUMER SERVICES -- 2.62%
First Data Corp......................         63,000      2,098,687
Landry's Seafood Restaurants,
 Inc.*...............................        116,000      2,098,869
                                                       ------------
                                                          4,197,556
                                                       ------------
CONSUMER STAPLES -- 9.31%
American Stores Co...................         86,000      2,080,125
Archer-Daniels-Midland Co............         56,500      1,094,688
Kimberly-Clark Corp..................         55,000      2,523,125
PepsiCo, Inc.........................         39,000      1,606,312
Philip Morris Companies, Inc.........         40,000      1,575,000
Procter & Gamble Co..................         40,400      3,678,925
Unilever N.V.........................         30,000      2,368,125
                                                       ------------
                                                         14,926,300
                                                       ------------
ENERGY -- 8.66%
Baker Hughes, Inc....................         44,000      1,520,750
Chevron Corp.........................         22,800      1,893,825
Diamond Offshore Drilling, Inc.......         29,500      1,180,000
Exxon Corp...........................         40,000      2,852,500
Phillips Petroleum Co................         28,000      1,349,250
Royal Dutch Petroleum Co., ADR.......         40,000      2,192,500
Schlumberger, Ltd....................         24,000      1,639,500
Unocal Corp..........................         35,000      1,251,250
                                                       ------------
                                                         13,879,575
                                                       ------------

                                           SHARES         VALUE
                                         -----------   ------------
FINANCE -- 14.61%
American Express Co..................         15,000   $  1,710,000
American International Group, Inc....         17,000      2,482,000
Associates First Capital Corp........         25,000      1,921,875
Bank of New York.....................         54,000      3,277,125
Citicorp.............................         25,000      3,731,250
Federal National Mortgage
 Association.........................         66,500      4,039,875
MBNA Corp............................         65,250      2,153,250
Norwest Corp.........................        110,000      4,111,250
                                                       ------------
                                                         23,426,625
                                                       ------------
HEALTH -- 11.38%
Elan Corp., PLC, ADS.................         50,000      3,215,625
Integrated Health Services, Inc......         53,000      1,987,500
Invacare Corp........................        109,300      2,800,812
Johnson & Johnson....................         35,000      2,581,250
Merck & Co., Inc.....................         27,000      3,611,250
Pfizer, Inc..........................         15,000      1,630,313
SmithKline Beecham PLC, ADR..........         40,000      2,420,000
                                                       ------------
                                                         18,246,750
                                                       ------------
TECHNOLOGY -- 15.83%
Analog Devices, Inc.*................         53,500      1,314,094
Boeing Co............................         40,000      1,782,500
Cisco Systems, Inc.*.................         33,150      3,051,872
Diebold, Inc.........................         50,700      1,463,962
Hewlett-Packard Co...................         33,400      1,999,825
Intel Corp...........................         39,100      2,898,287
International Business Machines
 Corp................................         15,000      1,722,187
Microsoft Corp.*.....................         44,000      4,768,500
Motorola, Inc........................         21,800      1,145,863
Oracle Corp.*........................         70,000      1,719,375
Sun Microsystems, Inc.*..............         80,800      3,509,750
                                                       ------------
                                                         25,376,215
                                                       ------------
TRANSPORTATION -- 1.67%
Burlington Northern Corp.............         10,000        981,875
Federal Express Corp.*...............         27,000      1,694,250
                                                       ------------
                                                          2,676,125
                                                       ------------
UTILITIES -- 6.90%
DPL, Inc.............................        128,550      2,329,969
GTE Corp.............................         57,200      3,181,750
NICOR, Inc...........................         49,150      1,972,144
SBC Communications, Inc..............         61,400      2,456,000
Wisconsin Energy Corp................         37,000      1,123,875
                                                       ------------
                                                         11,063,738
                                                       ------------
TOTAL COMMON STOCKS
 (cost $105,013,325).................                   151,802,578
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1998

--------------------------------------------------------------------------------
IAA TRUST GROWTH FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
COMMERCIAL PAPER -- 4.76%
IBM Credit Corp.
  5.55%, 07/01/98....................    $ 1,214,000   $  1,214,000
Commercial Credit Co.
 5.55%, 07/06/98.....................        230,000        230,000
Associates Corp. of North America
 5.54%, 07/08/98.....................        400,000        400,000
Ford Motor Credit Co.
 5.54%, 07/20/98.....................         58,000         58,000
Household Finance Corp.
 5.55%, 07/21/98.....................         31,000         31,000
AVCO Financial Services, Inc.
 5.56%, 08/10/98.....................      1,231,000      1,231,000
General Motors Acceptance Corp.
 5.57%, 08/17/98.....................      2,000,000      2,000,000
CIT Group Holding Corp.
 5.56%, 08/19/98.....................      1,106,000      1,106,000
American General Finance Corp.
 5.62%, 08/27/98.....................      1,000,000      1,000,000
Associates Corp. of North America
 5.56%, 09/21/98.....................        361,000        361,000
                                                       ------------
TOTAL COMMERCIAL PAPER
 (cost $7,631,000)...................                     7,631,000
                                                       ------------

                                           SHARES         VALUE
                                         -----------   ------------
OTHER SHORT TERM INVESTMENTS -- 0.12%
MONEY MARKET FUNDS
Dreyfus Cash Management Money Market
 Fund................................        156,782   $    156,782
Federated Prime Obligation Fund......         28,342         28,342
                                                       ------------
TOTAL MONEY MARKET FUNDS
 (cost $185,124).....................                       185,124
                                                       ------------
TOTAL INVESTMENTS -- 99.57%
 (cost $112,829,449).................                   159,618,702
                                                       ------------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 0.43%................                       695,846
                                                       ------------
NET ASSETS -- 100.00%................                  $160,314,548
                                                       ============

* Non-income producing security.

                       See notes to financial statements

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1998

--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC.

                                           SHARES         VALUE
                                         -----------   ------------
COMMON STOCKS -- 47.96%
BASIC INDUSTRY -- 1.43%
British Steel PLC, ADS...............          3,600   $     81,900
IMC Global, Inc......................          3,600        108,450
Mead Corp............................          2,400         76,200
                                                       ------------
                                                            266,550
                                                       ------------
CAPITAL GOODS -- 3.22%
Case Corp............................          2,000         96,500
General Electric Co..................          2,400        218,400
Hardinge, Inc........................          4,950        120,656
Philips Electronics N.V..............          1,950        165,750
                                                       ------------
                                                            601,306
                                                       ------------
CONSUMER CYCLICAL -- 6.83%
AutoZone, Inc.*......................          4,400        140,525
Chrysler Corp........................          2,000        112,750
Fleetwood Enterprises, Inc...........          2,400         96,000
Harley-Davidson, Inc.................          1,000         38,750
Intimate Brands, Inc.................          7,000        192,938
Magna International, Inc., Cl. A.....          1,000         68,625
Mattel, Inc..........................          3,800        160,787
Titan International, Inc.............          5,600         95,200
Wal-Mart Stores, Inc.................          2,000        121,500
Warnaco Group, Inc., Cl. A...........          5,800        246,137
                                                       ------------
                                                          1,273,212
                                                       ------------
CONSUMER SERVICES -- 1.91%
First Data Corp......................          3,000         99,938
Landry's Seafood Restaurants,
 Inc.*...............................          6,600        119,418
Tribune Co...........................          2,000        137,625
                                                       ------------
                                                            356,981
                                                       ------------
CONSUMER STAPLES -- 4.79%
Albertson's, Inc.....................          2,900        150,256
Gillette Co..........................          2,400        136,050
Kimberly-Clark Corp..................          3,000        137,625
PepsiCo, Inc.........................          2,500        102,969
Philip Morris Cos., Inc..............          2,500         98,437
Procter & Gamble Co..................          2,950        268,634
                                                       ------------
                                                            893,971
                                                       ------------
ENERGY -- 3.55%
Atlantic Richfield Co................          1,400        109,375
Baker Hughes, Inc....................          2,300         79,494
Diamond Offshore Drilling, Inc.......          1,800         72,000
Exxon Corp...........................          2,500        178,281
Repsol S.A., ADR.....................          1,000         55,000
Williams Cos., Inc...................          5,000        168,750
                                                       ------------
                                                            662,900
                                                       ------------
FINANCE -- 7.65%
American Express Co..................          1,300        148,200
American International Group, Inc....            800        116,800
Bank of New York.....................          3,000        182,063
BankAmerica Corp.....................          2,700        233,381
Citicorp.............................          1,250        186,562
Federal National Mortgage
 Association.........................          2,400        145,800
National Golf Properties, Inc........          4,100        123,000
Norwest Corp.........................          7,800        291,525
                                                       ------------
                                                          1,427,331
                                                       ------------

                                           SHARES         VALUE
                                         -----------   ------------
HEALTH -- 7.63%
Bristol-Myers Squibb Co..............          2,000   $    229,875
Concentra Managed Care, Inc.*........          4,000        104,000
Elan Corp., PLC, ADS.................          5,000        321,563
ESC Medical Systems, Ltd.*...........          1,450         48,938
Integrated Health Services, Inc......          5,200        195,000
Invacare Corp........................          6,000        153,750
Johnson & Johnson....................          1,900        140,125
Pfizer, Inc..........................          1,000        108,688
SmithKline Beecham PLC, ADS..........          2,000        121,000
                                                       ------------
                                                          1,422,939
                                                       ------------
TECHNOLOGY -- 6.42%
Analog Devices, Inc.*................          3,000         73,688
Cisco Systems, Inc.*.................          1,875        172,617
Diebold, Inc.........................          2,400         69,300
Hewlett-Packard Co...................          1,500         89,812
Intel Corp...........................          1,550        114,894
International Business Machines
 Corp................................          1,000        114,812
Microsoft Corp.*.....................          1,600        173,400
Oracle Corp.*........................          4,087        100,387
Raytheon Co., Cl B...................          2,000        118,250
Sun Microsystems, Inc.*..............          3,900        169,406
                                                       ------------
                                                          1,196,566
                                                       ------------
TRANSPORTATION -- 0.51%
Federal Express Corp.*...............          1,500         94,125
                                                       ------------
UTILITIES/TELEPHONE -- 4.02%
AirTouch Communications, Inc.*.......          1,500         87,656
BellSouth Corp.......................          1,500        100,687
CILCORP, Inc.........................          1,200         57,600
Florida Progress Corp................          1,200         49,350
GTE Corp.............................          1,600         89,000
NICOR, Inc...........................          2,000         80,250
SBC Communications, Inc..............          3,194        127,760
Texas Utilities, Inc.................          1,800         74,925
Wisconsin Energy Corp................          2,700         82,013
                                                       ------------
                                                            749,241
                                                       ------------
TOTAL COMMON STOCKS
 (cost $5,567,633)...................                     8,945,122
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT
                                         -----------
BONDS AND NOTES -- 46.26%
ASSET BACKED -- 4.08%
Amresco Residential Securities
 Mortgage
 Loan Trust 6.925%, 06/25/25.........    $   100,000        103,693
Chemical Master Credit Card Trust
 5.980%, 09/15/08....................        200,000        201,226
Discover Credit Card Trust
 6.750%, 02/16/02....................        200,000        201,156
Green Tree Financial Corp.
 6.870%, 01/15/29....................        100,000        104,045
Standard Credit Card Master Trust
 6.700%, 09/07/02....................        150,000        151,570
                                                       ------------
                                                            761,690
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1998

--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
AUTO -- 1.98%
Ford Credit Auto Owner Trust
 5.650%, 10/15/01....................    $   250,000   $    249,375
General Motors Acceptance Corp.
 8.875%, 06/01/10....................        100,000        120,625
                                                       ------------
                                                            370,000
                                                       ------------
BANKING -- 4.02%
ABN AMRO N.V. (Chicago) Global Bond
 7.125%, 06/18/07....................        100,000        106,500
Citicorp
 7.200%, 06/15/07....................        100,000        106,125
International American Development
 Bank
 8.875%, 06/01/09....................        100,000        123,750
The Money Store Home Equity Trust
 8.140%, 10/15/27....................        200,000        214,753
NationsBank Corp.
 5.750%, 03/15/01....................        200,000        199,250
                                                       ------------
                                                            750,378
                                                       ------------
BEVERAGES -- 0.55%
Coca-Cola Co.
 6.625%, 10/01/02....................        100,000        102,875
                                                       ------------
CHEMICALS -- 0.56%
Dupont (E.I) De Nemours & Co.
 6.750%, 10/15/02....................        100,000        103,750
                                                       ------------
FINANCE -- 2.14%
Household Finance Corp.
 6.400%, 06/17/08....................        200,000        198,500
Merrill Lynch & Co., Inc.
 6.020%, 05/11/01....................        200,000        200,288
                                                       ------------
                                                            398,788
                                                       ------------
INDUSTRIAL -- 2.75%
Amoco Canada Petroleum Co.
 7.950%, 10/01/22....................        100,000        111,875
Dayton Hudson Corp.
 5.895%, 06/15/37....................        200,000        200,250
Raytheon Co.
 5.950%, 03/15/01....................        100,000        100,000
 6.300%, 03/15/05....................        100,000        100,625
                                                       ------------
                                                            512,750
                                                       ------------
MUNICIPAL -- 1.34%
New York State Power Authority
 Revenue
 6.050%, 02/15/15....................        250,000        250,575
                                                       ------------
RETAIL -- 1.06%
Sears Roebuck Acceptance Corp.
 6.000%, 03/20/03....................        200,000        198,500
                                                       ------------
TELEPHONE UTILITY -- 4.07%
Bell Telephone Co. of PA, Putable
 Debentures
 8.350%, 12/15/30....................        200,000        250,750
BellSouth Capital Funding Corp.
 6.040%, 11/15/26....................        200,000        203,000
Chesapeake & Potomac Telephone Co. of
 Virginia Debentures
 8.375%, 10/01/29....................        100,000        126,500
New Jersey Bell Telephone Co.
 7.850%, 11/15/29....................        150,000        179,438
                                                       ------------
                                                            759,688
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
TRANSPORTATION -- 1.15%
Norfolk Southern Corp.
 7.050%, 05/01/37....................    $   200,000   $    214,250
                                                       ------------
U.S. GOVERNMENT AGENCIES -- 7.80%
Federal Farm Credit Bank
 5.800%, 12/18/00....................        100,000         99,985
Federal Home Loan Bank
 6.830%, 06/07/01....................        100,000        100,953
 8.000%, 09/20/04....................        100,000        102,825
Federal Home Loan Mortgage Corp.
 10.750%, 07/01/00...................            768            807
 8.750%, 04/01/01....................          7,961          8,185
 10.150%, 04/15/06...................          9,312          9,316
 6.500%, 06/15/06....................        200,000        203,272
Federal National Mortgage Association
 7.060%, 11/02/05....................        200,000        200,344
 6.000%, 02/18/21....................        300,000        297,741
 6.247%, 03/25/21....................        300,000        300,702
Government National Mortgage
 Association Pool #30111
 9.000%, 05/15/09....................         16,929         18,130
Government National Mortgage
 Association Pool #23653
 9.500%, 06/15/09....................          9,906         10,704
Government National Mortgage
 Association Pool #32147
 9.500%, 08/15/09....................          6,539          7,066
Government National Mortgage
 Association Pool #161621
 9.000%, 07/15/16....................         88,385         94,655
                                                       ------------
                                                          1,454,685
                                                       ------------
U.S. GOVERNMENT OBLIGATIONS -- 14.75%
U.S. Treasury Bonds
 6.750%, 08/15/26....................        100,000        114,465
 6.625%, 02/15/27....................        100,000        112,971
U.S. Treasury Notes
 5.875%, 03/31/99....................        200,000        200,624
 6.750%, 06/30/99....................        100,000        101,216
 6.875%, 07/31/99....................        100,000        101,420
 5.875%, 02/15/00....................        100,000        100,567
 6.625%, 04/30/02....................        100,000        103,654
 6.375%, 08/15/02....................        100,000        103,069
 5.875%, 02/15/04....................        100,000        101,833
 7.250%, 05/15/04....................        200,000        217,030
 7.250%, 08/15/04....................        100,000        108,767
 7.875%, 11/15/04....................        100,000        112,326
 11.625%, 11/15/04...................        100,000        132,220
 6.500%, 05/15/05....................        350,000        369,572
 5.625%, 02/15/06....................        100,000        100,392
 6.875%, 05/15/06....................        150,000        162,425
 6.500%, 10/15/06....................        200,000        212,328
U.S. Treasury Inflation Index
 3.625%, 04/15/28....................        300,000        296,625
                                                       ------------
                                                          2,751,504
                                                       ------------
TOTAL BONDS AND NOTES
 (cost $8,229,350)...................                     8,629,433
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1998

--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
COMMERCIAL PAPER -- 1.82%
AVCO Financial Services, Inc.
 5.562%, 08/10/98....................    $     9,000   $      9,000
CIT Group Holding Corp.
 5.561%, 08/19/98....................        330,000        330,000
                                                       ------------
TOTAL COMMERCIAL PAPER
 (cost $339,000).....................                       339,000
                                                       ------------

                                           SHARES         VALUE
                                         -----------   ------------
OTHER SHORT TERM INVESTMENTS -- 4.93%
MONEY MARKET FUNDS
Dreyfus Cash Management Money Market
 Fund................................        365,311   $    365,311
Federated Prime Obligation Fund......        554,200        554,200
                                                       ------------
TOTAL MONEY MARKET FUNDS
 (cost $919,511).....................                       919,511
                                                       ------------
TOTAL INVESTMENTS -- 100.97%
 (cost $15,055,494)..................                    18,833,066
                                                       ------------
LIABILITIES NET OF CASH AND OTHER
 ASSETS -- (0.97%)...................                      (183,324)
                                                       ------------
NET ASSETS -- 100.00%................                  $ 18,649,742
                                                       ============
* Non-income producing security.

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1998

--------------------------------------------------------------------------------
IAA TRUST TAX EXEMPT FUND, INC.

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
MUNICIPAL BONDS
  (TAX EXEMPT) -- 98.57%
ARIZONA -- 4.74%
Bullhead City, Arizona Parkway
 Revenue
 6.100%, 01/01/07....................    $   250,000   $    270,513
Maricopa County, School District #93
 Arizona Unlimited Tax General
 Obligation
 6.400%, 07/01/06....................        500,000        567,025
                                                       ------------
                                                            837,538
                                                       ------------
CALIFORNIA -- 11.09%
California State Public Works Board
 Lease Revenue
 5.200%, 12/01/09....................        500,000        524,360
City of Fresno, California Sewer
 System Revenue
 6.250%, 09/01/14....................        250,000        290,120
City of Fresno, California Unified
 School District, General Obligation
 5.875%, 08/01/15....................        275,000        293,942
San Bernadino, California Joint
 Powers, Tax Allocation Revenue Bond
 5.750%, 07/01/17....................        775,000        851,802
                                                       ------------
                                                          1,960,224
                                                       ------------
COLORADO -- 2.87%
Denver, Colorado City & County
 General Obligation
 5.000%, 10/01/10....................        500,000        507,100
                                                       ------------
CONNECTICUT -- 3.30%
Connecticut State Unlimited Tax
 General Obligation
 5.400%, 03/15/08....................        550,000        582,604
                                                       ------------
ILLINOIS -- 15.09%
Chicago, Illinois Water Revenue
 6.500%, 11/01/15....................        500,000        593,335
Illinois State Sales Tax Revenue
 5.400%, 06/15/13....................        550,000        570,663
Illinois State Toll Highway Authority
 Revenue, Series A
 6.300%, 01/01/12....................        275,000        313,728
Northwest Suburban Municipal Joint
 Action Water Agency Illinois
 Contract Revenue
 6.450%, 05/01/07....................        400,000        457,420
Northwest Water Commission Illinois,
 Cook & Lake Revenue
 5.000%, 05/01/13....................        500,000        500,710
Sangamon County, Illinois Tax General
 Obligation
 6.500%, 03/01/08....................        200,000        231,322
                                                       ------------
                                                          2,667,178
                                                       ------------
INDIANA -- 3.44%
Peru, Indiana Community School Corp.
 Revenue
 6.750%, 01/01/09....................        550,000        607,810
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
KENTUCKY -- 2.89%
Jefferson County, Kentucky School
 District Financing Corp. School
 Building Revenue, Series A
 5.300%, 07/01/15....................    $   500,000   $    510,150
                                                       ------------
MASSACHUSETTS -- 3.05%
Massachusetts State Water Resource
 Authority Revenue
 6.000%, 11/01/08....................        500,000        539,205
                                                       ------------
MINNESOTA -- 2.90%
Saint Paul, Minnesota Independent
 School District #625 General
 Obligation, Series C
 5.250%, 02/01/13....................        500,000        512,070
                                                       ------------
MISSISSIPPI -- 3.02%
Vicksburg-Warren, Mississippi School
 Dist., State Aid, Capital
 Improvement Revenue Bond
 4.700%, 02/01/16....................        560,000        534,234
                                                       ------------
MISSOURI -- 4.82%
Cape Girardeau, Missouri Waterworks
 System Revenue
 7.450%, 03/01/05....................        500,000        587,780
Missouri State Environmental
 Improvement & Energy Resources
 Authority Pollution Control Revenue
 5.250%, 12/01/09....................        250,000        263,023
                                                       ------------
                                                            850,803
                                                       ------------
NEVADA -- 5.31%
Clark County, Nevada School District
 General Obligation
 5.250%, 06/01/07....................        500,000        520,495
Henderson, Nevada Water & Sewer
 Unlimited Tax General Obligation
 5.375%, 06/01/07....................        400,000        418,580
                                                       ------------
                                                            939,075
                                                       ------------
NEW YORK -- 2.91%
New York State Dormitory Authority
 Revenue
 5.500%, 07/01/12....................        500,000        513,725
                                                       ------------
NORTH CAROLINA -- 1.63%
North Carolina Eastern Municipal
 Power Agency System Revenue
 7.000%, 01/01/08....................        250,000        288,273
                                                       ------------
OHIO -- 3.01%
Montgomery County, Ohio Sewer System
 Revenue
 5.600%, 09/01/11....................        500,000        531,015
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1998

--------------------------------------------------------------------------------
IAA TRUST TAX EXEMPT BOND FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
PENNSYLVANIA -- 6.39%
Pennsylvania Intergovernmental Corp.
 Authority, Special Tax Revenue
 5.450%, 06/15/08....................    $   500,000   $    520,100
Pennsylvania State Higher Education
 Revenue Bonds, Series A
 5.600%, 09/01/10....................        575,000        608,764
                                                       ------------
                                                          1,128,864
                                                       ------------
RHODE ISLAND -- 3.27%
State of Rhode Island Refunding
 General Obligation
 7.000%, 06/15/05....................        500,000        577,995
                                                       ------------
TENNESSEE -- 3.12%
Shelby County, Tennessee School
 General Obligation, Series B
 5.875%, 06/01/18....................        500,000        550,780
                                                       ------------
TEXAS -- 8.67%
Bexar County, Texas Detention
 Facilities Limited Tax General
 Obligation
 5.750%, 06/15/10....................        500,000        532,875
Garland, Texas Limited Tax General
 Obligation
 5.800%, 08/15/12....................        350,000        381,794
Texas A&M University Revenue
 Financing System
 5.375%, 05/15/14....................        600,000        617,412
                                                       ------------
                                                          1,532,081
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
WISCONSIN -- 7.05%
Brookfield, Wisconsin Unlimited Tax
 Corp. General Obligation
 6.900%, 03/15/03....................    $   250,000   $    278,578
Wisconsin State Clean Water Revenue
 Bond
 5.300%, 06/01/12....................        700,000        716,625
Wisconsin State Health & Educational
 Facility Authority Revenue Bond
 5.250%, 08/15/19....................        250,000        250,275
                                                       ------------
                                                          1,245,478
                                                       ------------
TOTAL MUNICIPAL BONDS
 (cost $16,374,203)..................                    17,416,202
                                                       ------------

                                             SHARES
                                            ---------
TAX EXEMPT MONEY MARKET
 FUND -- 0.24%
 (cost $42,656)
Nuveen Tax Exempt Fund..................       42,656        42,656
                                                        -----------
TOTAL INVESTMENTS -- 98.81%
 (cost $16,416,859).....................                 17,458,858
                                                        -----------
CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 1.19%............                    210,485
                                                        -----------
NET ASSETS -- 100.00%...................                $17,669,343
                                                        ===========

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1998

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
MONEY MARKET SERIES

                                           PRINCIPAL
                                            AMOUNT         VALUE
                                          -----------   -----------
COMMERCIAL PAPER -- 99.31%
AUTO & TRUCK -- 15.47%
Daimler-Benz N.A. Corp.
 5.52%, 10/20/98......................    $   400,000   $   393,192
Ford Motor Credit Co.
 5.56%, 07/15/98......................      1,557,000     1,557,000
 5.54%, 07/20/98......................      1,052,000     1,052,000
General Motors Acceptance Corp.
 5.55%, 07/21/98......................      1,300,000     1,300,000
 5.57%, 08/17/98......................      1,300,000     1,300,000
Toyota Motor Credit Corp.
 5.70%, 07/01/98......................        700,000       700,000
 6.16%, 07/01/98......................      1,900,000     1,900,000
                                                        -----------
                                                          8,202,192
                                                        -----------
COMMERCIAL BANKING -- 8.46%
Bankers Trust New York Corp.
 5.48%, 07/07/98......................      1,000,000       999,087
 5.48%, 10/23/98......................      1,000,000       982,647
Norwest Corp.
 5.51%, 07/22/98......................      1,008,000     1,004,760
 5.54%, 07/29/98......................      1,498,000     1,498,000
                                                        -----------
                                                          4,484,494
                                                        -----------
COMMERCIAL FINANCE -- 8.70%
CIT Group Holding Corp.
 5.56%, 08/19/98......................      1,450,000     1,450,000
 5.57%, 08/31/98......................      1,180,000     1,180,000
Prudential Funding Corp.
 5.55%, 07/09/98......................        550,000       550,000
 5.55%, 07/09/98......................      1,433,000     1,433,000
                                                        -----------
                                                          4,613,000
                                                        -----------
CONSUMER FINANCE -- 32.60%
American Express Credit Corp.
 5.55%, 08/05/98......................      1,860,000     1,860,000
 5.56%, 08/18/98......................        800,000       800,000
American General Finance Corp.
 5.62%, 08/27/98......................      2,500,000     2,500,000
Associates Corp. of North America
 5.54%, 07/08/98......................        600,000       600,000
 5.56%, 09/21/98......................      1,858,000     1,858,000
AVCO Financial Services, Inc.
 5.57%, 07/23/98......................        800,000       800,000
 5.56%, 08/10/98......................      1,252,000     1,252,000
Commercial Credit Co.
 5.55%, 07/06/98......................        770,000       770,000
 5.55%, 08/06/98......................      1,780,000     1,780,000
Household Finance Corp.
 5.55%, 07/21/98......................        947,000       947,000
 5.57%, 09/03/98......................      1,500,000     1,500,000
GTE Funding, Inc.
 5.58%, 07/02/98......................        425,000       424,934
 5.56%, 07/17/98......................      1,200,000     1,197,035
 5.57%, 07/27/98......................      1,000,000       995,977
                                                        -----------
                                                         17,284,946
                                                        -----------

                                           PRINCIPAL
                                            AMOUNT         VALUE
                                          -----------   -----------
ELECTRONICS -- 4.90%
General Electric Capital Corp.
 5.56%, 07/20/98......................    $ 1,500,000   $ 1,500,000
 5.57%, 08/06/98......................      1,100,000     1,100,000
                                                        -----------
                                                          2,600,000
                                                        -----------
FARM MACHINERY & EQUIPMENT -- 4.90%
John Deere Capital Corp.
 5.57%, 08/12/98......................      2,600,000     2,600,000
                                                        -----------
FOREIGN GOVERNMENTS -- 3.67%
Province of Quebec
 5.50%, 11/20/98......................      1,000,000       978,306
 5.51%, 01/15/99......................      1,000,000       969,695
                                                        -----------
                                                          1,948,001
                                                        -----------
INSURANCE/MULTI-LINE -- 9.84%
Transamerica Financial Corp.
 5.51%, 07/16/98......................        665,000       663,473
 5.53%, 08/24/98......................      1,950,000     1,933,825
USAA Capital Corp.
 5.48%, 07/24/98......................      1,330,000     1,325,344
 5.49%, 08/12/98......................      1,300,000     1,291,673
                                                        -----------
                                                          5,214,315
                                                        -----------
OFFICE EQUIPMENT -- 6.96%
IBM Credit Corp.
 5.55%, 07/01/98......................      1,100,000     1,100,000
Xerox Corp.
 5.51%, 07/28/98......................      1,600,000     1,593,388
 5.47%, 08/11/98......................      1,000,000       993,770
                                                        -----------
                                                          3,687,158
                                                        -----------
PETROLEUM REFINING -- 3.81%
Texaco, Inc.
 5.55%, 07/13/98......................      1,022,000     1,022,000
 5.55%, 07/14/98......................      1,000,000     1,000,000
                                                        -----------
                                                          2,022,000
                                                        -----------
TOTAL COMMERCIAL PAPER
 (cost $52,656,106)...................                   52,656,106
                                                        -----------

                                             SHARES
                                            ---------
OTHER SHORT-TERM INVESTMENTS -- 0.50%
MONEY MARKET FUNDS
Dreyfus Cash Management Money Market
 Fund...................................      198,009       198,009
Federated Prime Obligation Fund.........       66,266        66,266
                                                        -----------
TOTAL MONEY MARKET FUNDS
 (cost $264,275)........................                    264,275
                                                        -----------
TOTAL INVESTMENTS -- 99.81%
 (cost $52,920,381).....................                 52,920,381
                                                        -----------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 0.19%...................                    101,822
                                                        -----------
NET ASSETS -- 100.00%...................                $53,022,203
                                                        ===========

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1998

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
SHORT-TERM GOVERNMENT BOND SERIES

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
BONDS & NOTES -- 85.77%
U.S. GOVERNMENT AGENCIES -- 36.43%
Federal Home Loan Bank
 6.000%, 04/06/01....................    $ 1,000,000   $    996,250
 6.830%, 06/07/01....................        655,000        661,242
 6.477%, 08/26/02....................      1,100,000      1,100,429
 8.000%, 09/20/04....................        750,000        771,187
 8.340%, 01/26/05....................        500,000        513,895
Federal Home Loan Mortgage Corp.
 6.825%, 09/18/02....................        500,000        500,895
 5.500%, 11/15/04....................        398,063        397,358
 6.200%, 11/15/16....................        775,572        775,109
 6.000%, 02/15/23....................         19,115         19,075
Federal National Mortgage Association
 8.500%, 06/25/01....................        743,910        740,444
 6.820%, 11/05/01....................        200,000        200,776
 6.500%, 08/01/04....................      2,757,936      2,783,791
 6.950%, 01/25/20....................        298,033        298,765
 6.500%, 07/25/23....................        552,440        553,606
                                                       ------------
                                                         10,312,822
                                                       ------------
U.S. GOVERNMENT OBLIGATIONS -- 38.08%
U.S. Treasury Notes
 6.250%, 05/31/99....................      3,000,000      3,019,650
 5.875%, 11/15/99....................        500,000        502,405
 5.500%, 02/29/00....................      1,000,000      1,000,070
 6.500%, 08/31/01....................      3,000,000      3,082,290
 6.250%, 02/28/02....................      2,000,000      2,045,580
 6.625%, 04/30/02....................        100,000        103,654
 6.250%, 06/30/02....................      1,000,000      1,025,140
                                                       ------------
                                                         10,778,789
                                                       ------------
ASSET BACKED -- 9.85%
Banc One Auto Grantor Trust
 6.270%, 11/20/03....................        907,585        911,964
First USA Credit Card Master Trust
 6.420%, 03/17/05....................        250,000        255,259
Ford Credit Auto Owner Trust
 5.650%, 10/15/01....................        450,000        448,945
Chase Mortgage Finance Corp.
 5.550%, 04/25/24....................        205,057        203,676
JP Morgan Commercial Mortgage Finance
 Corp.
 6.952%, 09/15/29....................        449,215        457,638

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
The Money Store Home Equity Trust
 7.800%, 10/15/21....................    $   500,000   $    511,158
                                                       ------------
                                                          2,788,640
                                                       ------------
CORPORATE -- 1.41%
BellSouth Telecommunications, Inc.
 6.000%, 06/15/02....................        400,000        399,019
                                                       ------------
TOTAL BONDS
 (cost $24,034,773)..................                    24,279,270
                                                       ------------
COMMERCIAL PAPER -- 3.54%
Household Finance Corp.
 5.549%, 07/21/98....................          8,000          8,000
AVCO Financial Services, Inc.
 5.563%, 08/10/98....................         18,000         18,000
CIT Group Holdings Corp.
 5.561%, 08/19/98....................        300,000        300,000
Prudential Funding Corp.
 5.575%, 08/26/98....................        503,000        503,000
Associates Corp. of North America
 5.556%, 09/21/98....................        174,000        174,000
                                                       ------------
TOTAL COMMERCIAL PAPER
 (cost $1,003,000)...................                     1,003,000
                                                       ------------

                                             SHARES
                                            ---------
OTHER SHORT TERM
 INVESTMENTS -- 9.63%
MONEY MARKET FUNDS
Dreyfus Cash Management Money Market
 Fund...................................    1,377,000     1,377,000
Federated Prime Obligation Fund.........    1,350,000     1,350,000
                                                        -----------
TOTAL MONEY MARKET FUNDS
 (cost $2,727,000)......................                  2,727,000
                                                        -----------
TOTAL INVESTMENTS -- 98.94%
 (cost $27,764,773).....................                 28,009,270
                                                        -----------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 1.06%...................                    300,146
                                                        -----------
NET ASSETS -- 100.00%...................                $28,309,416
                                                        ===========

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1998

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
LONG-TERM BOND SERIES

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
BONDS & NOTES -- 90.18%
U.S. GOVERNMENT AGENCIES -- 29.95%
Federal Home Loan Mortgage Corp.
 6.000%, 03/15/09....................    $ 1,133,000   $  1,121,880
 7.000%, 03/01/12....................      4,217,074      4,298,780
 6.500%, 02/15/21....................        500,000        496,769
 5.000%, 05/15/21....................        625,000        592,412
Federal National Mortgage Association
 6.000%, 02/18/21....................        300,000        297,741
 6.247%, 03/25/21....................        300,000        300,702
 6.997%, 12/25/21....................        400,000        420,922
 6.500%, 09/25/22....................        200,000        203,486
Government National Mortgage
 Association
 6.500%, 04/15/26....................      1,405,754      1,403,557
 8.000%, 07/15/26....................      2,396,870      2,485,254
                                                       ------------
                                                         11,621,503
                                                       ------------
U.S. GOVERNMENT OBLIGATIONS -- 26.07%
U.S. Treasury Notes
 6.625%, 04/30/02....................        100,000        103,654
 5.875%, 02/15/04....................        100,000        101,833
 7.875%, 11/15/04....................        100,000        112,326
 6.500%, 05/15/05....................      2,750,000      2,903,780
 6.500%, 08/15/05....................      2,750,000      2,901,745
 5.625%, 02/15/06....................      1,450,000      1,455,684
 6.000%, 02/15/26....................      2,000,000      2,082,800
 6.625%, 02/15/27....................        400,000        451,884
                                                       ------------
                                                         10,113,706
                                                       ------------
CORPORATE BONDS -- 24.43%
ABN AMRO NV (Chicago) Global Bond
 7.125%, 06/18/07....................        300,000        319,500
Ameritech Capital Funding
 5.950%, 01/15/38....................        700,000        697,375
Amoco Canada Petroleum Co.
 7.950%, 10/01/22....................        500,000        559,375
Central Illinois Public Service Co.
 7.610%, 06/01/17....................        300,000        335,250
Citicorp
 7.200%, 06/15/07....................        250,000        265,312
Conagra, Inc.
 6.700%, 08/01/27....................        200,000        207,500
CSX Corp.
 6.420%, 06/15/10....................        250,000        248,147
Dayton Hudson Corp.
 5.895%, 06/15/37....................        200,000        200,250
Ford Motor Credit Co.
 7.200%, 06/15/07....................        600,000        640,500
General Electric Credit Corp.
 6.500%, 11/01/06....................        300,000        310,500
GTE Corp.
 6.360%, 04/15/06....................        400,000        403,000
GTE South, Inc.
 6.125%, 06/15/07....................        200,000        197,500
Halliburton Co.
 6.750%, 02/01/27....................        250,000        261,875
Household Finance Corp.
 6.400%, 06/17/08....................        500,000        496,250
Ingersoll-Rand Co.
 6.015%, 02/15/28....................        250,000        254,441

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
J.P. Morgan & Co.
 6.700%, 11/01/07....................    $   250,000   $    257,500
Merck & Co., Inc.
 5.760%, 05/03/37....................        270,000        274,050
Merrill Lynch & Co., Inc.
 7.150%, 07/30/12....................        350,000        360,938
Morgan Stanley Dean Witter Discover
 6.375%, 08/01/02....................        250,000        252,812
NationsBank Corp.
 5.750%, 03/15/01....................        300,000        298,875
Norfolk Southern Corp.
 7.050%, 05/01/37....................        350,000        374,938
Oklahoma Gas & Electric Co.
 6.650%, 07/15/27....................        250,000        264,063
Raytheon Co.
 5.950%, 03/15/01....................        200,000        200,000
 6.300%, 03/15/05....................        200,000        201,250
Salomon Smith Barney Holding
 6.250%, 05/15/03....................        250,000        250,937
Sears Roebuck Acceptance Corp.
 6.000%, 03/20/03....................        200,000        198,500
Suntrust Capital II
 7.900%, 06/15/27....................        200,000        221,000
US West Cap. Funding, Inc.
 6.250%, 07/15/05....................        300,000        299,625
Wachovia Corp.
 6.605%, 10/01/25....................        600,000        627,750
                                                       ------------
                                                          9,479,013
                                                       ------------
ASSET BACKED -- 9.20%
First USA Credit Card Master Trust
 6.420%, 03/17/05....................        250,000        255,259
Green Tree Financial Corp.
 6.870%, 01/15/29....................        200,000        208,089
J.C. Penney Master Credit Card Trust,
 Series B, Class A
 8.950%, 10/15/01....................        800,000        849,707
J.P. Morgan Commercial Mortgage
 Finance Corp.
 7.088%, 09/15/29....................        556,000        576,850
The Money Store Home Equity Trust
 5.675%, 02/15/09....................        291,846        286,742
 8.140%, 10/15/27....................        350,000        375,818
Pacific Gas & Electric Co
 6.420%, 09/25/08....................      1,000,000      1,016,563
                                                       ------------
                                                          3,569,028
                                                       ------------
MUNICIPAL -- 0.53%
Wisconsin State Unlimited General
 Obligation
 6.550%, 11/01/05....................        200,000        205,000
                                                       ------------
TOTAL BONDS & NOTES
 (cost $33,801,621)..................                    34,988,250
                                                       ------------
COMMERCIAL PAPER -- 0.68%
Associates Corp. of North America
 5.556%, 09/21/98 (cost $264,000)....        264,000        264,000
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1998

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
LONG-TERM BOND SERIES (CONTINUED)

                                           SHARES         VALUE
                                         -----------   ------------
OTHER SHORT TERM INVESTMENTS -- 8.20%
MONEY MARKET FUNDS
Dreyfus Cash Management Money Market
 Fund................................      1,465,141   $  1,465,141
Federated Prime Obligation Fund......      1,716,473      1,716,473
                                                       ------------
TOTAL MONEY MARKET FUNDS
 (cost $3,181,614)...................                     3,181,614
                                                       ------------
TOTAL INVESTMENTS -- 99.06%
 (cost $37,247,235)..................                    38,433,864
                                                       ------------
CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 0.94%.........                       366,607
                                                       ------------
NET ASSETS -- 100.00%................                  $ 38,800,471
                                                       ============

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES June 30, 1998

--------------------------------------------------------------------------------

                                                                                                       IAA TRUST
                                                                                         TAXABLE FIXED INCOME SERIES FUND, INC.
                                                          IAA TRUST      IAA TRUST     ------------------------------------------
                                          IAA TRUST         ASSET       TAX EXEMPT                     SHORT-TERM      LONG-TERM
                                            GROWTH       ALLOCATION        BOND        MONEY MARKET    GOVERNMENT        BOND
                                          FUND, INC.     FUND, INC.     FUND, INC.        SERIES       BOND SERIES      SERIES
                                         ------------    -----------    -----------    ------------    -----------    -----------
ASSETS:
 Investments in securities:
   At cost.............................  $112,829,449    $15,055,494    $16,416,859    $52,920,381     $27,764,773    $37,247,235
                                         ============    ===========    ===========    ===========     ===========    ===========
   At value............................  $159,618,702    $18,833,066    $17,458,858    $52,920,381     $28,009,270    $38,433,864
 Cash..................................        65,485             --             --         49,429             --              --
 Receivable for securities sold........     2,923,920        295,061             --             --             --              --
 Receivable for capital stock sold.....        73,876            324             --          1,048         65,295          14,126
 Dividends and interest receivable.....       260,899        110,205        245,335        183,666        298,188         412,746
 Due from Advisor......................            --             --             --             --             --           5,580
 Prepaid Expenses......................         4,090            416            498          1,703             --              --
                                         ------------    -----------    -----------    -----------     -----------    -----------
   Total assets........................   162,946,972     19,239,072     17,704,691     53,156,227     28,372,753      38,866,316
                                         ------------    -----------    -----------    -----------     -----------    -----------
LIABILITIES:
 Cash overdraft........................            --          6,093         22,072             --         20,786          10,022
 Payable for securities purchased......     2,361,534        561,006             --             --             --              --
 Payable for capital stock redeemed....       140,064          5,850             --         95,249         27,350          27,292
 Accrued expenses and other
   liabilities.........................       130,826         16,380         13,276         38,775         15,201          28,531
                                         ------------    -----------    -----------    -----------     -----------    -----------
   Total liabilities...................     2,632,424        589,330         35,348        134,024         63,337          65,845
                                         ------------    -----------    -----------    -----------     -----------    -----------
NET ASSETS.............................  $160,314,548    $18,649,742    $17,669,343    $53,022,203     $28,309,416    $38,800,471
                                         ============    ===========    ===========    ===========     ===========    ===========
NET ASSETS CONSIST OF:
 Capital paid-in.......................  $106,666,986    $14,652,090    $16,612,415    $53,022,371     $28,040,017    $37,137,881
 Undistributed net investment income...       559,705          7,369         10,428             --         20,928          32,099
 Accumulated net realized gain (loss)
   on investments......................     6,298,604        212,711          4,501           (168)         3,974         443,862
 Net unrealized appreciation of
   investments.........................    46,789,253      3,777,572      1,041,999             --        244,497       1,186,629
                                         ============    ===========    ===========    ===========     ===========    ===========
                                         $160,314,548    $18,649,742    $17,669,343    $53,022,203     $28,309,416    $38,800,471
                                         ============    ===========    ===========    ===========     ===========    ===========
 Shares outstanding....................     6,959,280      1,227,330      1,973,922     53,022,469      2,800,959       3,702,477
                                         ============    ===========    ===========    ===========     ===========    ===========
NET ASSET VALUE AND REDEMPTION PRICE
 PER SHARE.............................     $23.04         $15.20          $8.95          $1.00          $10.11         $10.48
                                             ----           ----            ---           ----           -----           ----
                                             ----           ----            ---           ----           -----           ----

                       See notes to financial statements.

STATEMENTS OF OPERATIONS for the Year Ended June 30, 1998

--------------------------------------------------------------------------------

                                                                                                        IAA TRUST
                                                                                         TAXABLE FIXED INCOME SERIES FUND, INC.
                                                            IAA TRUST     IAA TRUST     -----------------------------------------
                                             IAA TRUST        ASSET       TAX EXEMPT                    SHORT-TERM     LONG-TERM
                                              GROWTH       ALLOCATION        BOND       MONEY MARKET    GOVERNMENT        BOND
                                            FUND, INC.     FUND, INC.     FUND, INC.       SERIES       BOND SERIES      SERIES
                                            -----------    -----------    ----------    ------------    -----------    ----------
INVESTMENT INCOME:
 Dividends................................  $ 1,792,319    $  117,392     $      --      $       --     $       --     $       --
 Interest.................................      906,436       511,657       921,695       3,305,920      1,663,019     $2,338,777
                                            -----------    ----------     ----------     ----------     ----------     ----------
   Total investment income................    2,698,755       629,049       921,695       3,305,920      1,663,019      2,338,777
                                            -----------    ----------     ----------     ----------     ----------     ----------
EXPENSES:
 Investment advisory fees (Note E)........    1,154,966       123,435        89,775         292,932        133,520        275,862
 Distribution expenses (Note F)...........       29,240         2,100         6,300              --          7,314         10,262
 Transfer agent fees......................       75,623         9,262        13,418          39,680         24,899         24,901
 Audit fees...............................       44,229         4,399         1,512          22,528          4,621          7,700
 Printing.................................       13,205         1,076         1,875           5,118            818          1,086
 Custody fees.............................       34,908         6,290         7,787           9,200          5,429          6,891
 Directors' fees..........................        5,305         1,224         1,234             658            503            550
 Administration fees......................      118,256        12,695        14,331          46,018         23,688         30,584
 Accounting fees..........................       61,098        32,512        32,993          43,806         31,135         34,873
 Insurance................................       17,283         1,874         2,649           7,319            176          1,328
 Registration fees........................       13,010         4,340         3,374          10,510          9,105         12,068
 Legal fees...............................        5,299         5,347         5,290           3,898          2,874          3,099
 Miscellaneous............................        5,625           652           940           2,730          1,457          1,535
                                            -----------    ----------     ----------     ----------     ----------     ----------
   Total expenses.........................    1,578,047       205,206       181,478         484,397        245,539        410,739
                                            -----------    ----------     ----------     ----------     ----------     ----------
 Less: Advisory fees waived and reimbursed
   (Note E)...............................           --            --            --              --        (10,437)       (75,493)
 Less: Expenses waived (Note E)...........      (34,908)       (6,290)       (7,787)         (9,200)        (5,429)        (6,891)
                                            -----------    ----------     ----------     ----------     ----------     ----------
   Net expenses...........................    1,543,139       198,916       173,691         475,197        229,673        328,355
                                            -----------    ----------     ----------     ----------     ----------     ----------
NET INVESTMENT INCOME.....................    1,155,616       430,133       748,004       2,830,723      1,433,346      2,010,422
                                            -----------    ----------     ----------     ----------     ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NOTE (D):
 Net realized gain (loss) on
   investments............................    8,691,628       483,536        65,805             (40)         3,974        459,542
 Net change in unrealized appreciation on
   investments............................    6,151,197       802,862       482,740              --        232,929      1,126,134
                                            -----------    ----------     ----------     ----------     ----------     ----------
 Net realized and unrealized gain (loss)
   on investments.........................   14,842,825     1,286,398       548,545             (40)       236,903      1,585,676
                                            -----------    ----------     ----------     ----------     ----------     ----------
INCREASE IN NET ASSETS FROM OPERATIONS....  $15,998,441    $1,716,531     $1,296,549     $2,830,683     $1,670,249     $3,596,098
                                            ===========    ==========     ==========     ==========     ==========     ==========

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                        IAA TRUST                 IAA TRUST ASSET
                                                                    GROWTH FUND, INC.          ALLOCATION FUND, INC.
                                                               ---------------------------   -------------------------
                                                                YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                 06/30/98       06/30/97      06/30/98      06/30/97
                                                               ------------   ------------   -----------   -----------
OPERATIONS:
 Net investment income......................................   $  1,155,616   $    793,987   $   430,133   $   293,475
 Net realized gain on investments...........................      8,691,628      9,367,268       483,536       617,456
 Net change in unrealized appreciation of investments.......      6,151,197     14,742,307       802,862     1,274,062
                                                               ------------   ------------   -----------   -----------
 Net increase in net assets from operations.................     15,998,441     24,903,562     1,716,531     2,184,993
                                                               ------------   ------------   -----------   -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM: NOTE (B)
 Investment income..........................................       (945,434)      (905,867)     (427,135)     (288,779)
 Realized gains on investments..............................    (10,778,777)    (5,135,058)     (670,865)     (670,310)
                                                               ------------   ------------   -----------   -----------
 Total distributions........................................    (11,724,211)    (6,040,925)   (1,098,000)     (959,089)
                                                               ------------   ------------   -----------   -----------
CAPITAL STOCK TRANSACTIONS -- (NET) NOTE (C)................     15,253,968     37,123,270     3,758,827     2,963,534
                                                               ------------   ------------   -----------   -----------
 Total increase in net assets...............................     19,528,198     55,985,907     4,377,358     4,189,438
NET ASSETS:
 Beginning of year..........................................    140,786,350     84,800,443    14,272,384    10,082,946
                                                               ------------   ------------   -----------   -----------
 End of year................................................   $160,314,548   $140,786,350   $18,649,742   $14,272,384
                                                               ============   ============   ===========   ===========

                                                                                                     IAA TRUST
                                                                                               TAXABLE FIXED INCOME
                                                                        IAA TRUST                SERIES FUND, INC.
                                                               TAX EXEMPT BOND FUND, INC.       MONEY MARKET SERIES
                                                               ---------------------------   -------------------------
                                                                YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                 06/30/98       06/30/97      06/30/98      06/30/97
                                                               ------------   ------------   -----------   -----------
OPERATIONS:
 Net investment income......................................   $   748,004    $   755,178    $ 2,830,723   $ 1,760,854
 Net realized gain (loss) on investments....................        65,805          2,423            (40)         (128)
 Net change in unrealized appreciation of investments.......       482,740        645,334             --            --
                                                               -----------    -----------    -----------   -----------
 Net increase in net assets from operations.................     1,296,549      1,402,935      2,830,683     1,760,726
                                                               -----------    -----------    -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM: NOTE (B)
 Investment income..........................................      (747,014)      (744,014)    (2,830,723)   (1,760,915)
 Realized gains on investments..............................       (31,294)       (48,659)            --            --
                                                               -----------    -----------    -----------   -----------
 Total distributions........................................      (778,308)      (792,673)    (2,830,723)   (1,760,915)
                                                               -----------    -----------    -----------   -----------
CAPITAL STOCK TRANSACTIONS -- (NET) NOTE (C)................      (856,926)      (345,953)    (7,651,306)   27,009,548
                                                               -----------    -----------    -----------   -----------
 Total increase (decrease) in net assets....................      (338,685)       264,309     (7,651,346)   27,009,359
NET ASSETS:
 Beginning of year..........................................    18,008,028     17,743,719     60,673,549    33,664,190
                                                               -----------    -----------    -----------   -----------
 End of year................................................   $17,669,343    $18,008,028    $53,022,203   $60,673,549
                                                               ===========    ===========    ===========   ===========

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                     IAA TRUST                             IAA TRUST
                                                               TAXABLE FIXED INCOME                  TAXABLE FIXED INCOME
                                                                 SERIES FUND, INC.                     SERIES FUND, INC.
                                                         SHORT-TERM GOVERNMENT BOND SERIES           LONG-TERM BOND SERIES
                                                        -----------------------------------   -----------------------------------
                                                                            FOR THE PERIOD                        FOR THE PERIOD
                                                           YEAR ENDED         01/02/97*          YEAR ENDED         01/02/97*
                                                            06/30/98       THROUGH 06/30/97       06/30/98       THROUGH 06/30/97
                                                        ----------------   ----------------   ----------------   ----------------
OPERATIONS:
 Net investment income...............................     $ 1,433,346        $    68,364        $ 2,010,422        $    79,333
 Net realized gain on investments....................           3,974                 --            459,542              8,652
 Net change in unrealized appreciation of
   investments.......................................         232,929             11,568          1,126,134             60,495
                                                          -----------        -----------        -----------        -----------
 Net increase in net assets from operations..........       1,670,249             79,932          3,596,098            148,480
                                                          -----------        -----------        -----------        -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 NOTE (B)
 Investment income...................................      (1,421,743)           (59,039)        (1,989,821)           (67,835)
 Realized gains on investments.......................              --                 --            (24,332)                --
                                                          -----------        -----------        -----------        -----------
 Total distributions.................................      (1,421,743)           (59,039)        (2,014,153)           (67,835)
                                                          -----------        -----------        -----------        -----------
CAPITAL STOCK TRANSACTIONS -- (NET) NOTE (C).........       3,775,891         24,264,126          4,286,371         32,851,510
                                                          -----------        -----------        -----------        -----------
 Total increase in net assets........................       4,024,397         24,285,019          5,868,316         32,932,155
NET ASSETS:
 Beginning of period.................................      24,285,019                 --         32,932,155                 --
                                                          -----------        -----------        -----------        -----------
 End of period.......................................     $28,309,416        $24,285,019        $38,800,471        $32,932,155
                                                          ===========        ===========        ===========        ===========

* Commencement of operations.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

                                                                                    IAA TRUST
                                                                                GROWTH FUND, INC.
                                                                              YEARS ENDED JUNE 30,
                                                              -----------------------------------------------------
                                                                1998        1997       1996       1995       1994
                                                              --------    --------    -------    -------    -------
Net asset value, beginning of year..........................  $  22.51    $  18.88    $ 17.23    $ 15.16    $ 17.55
                                                              --------    --------    -------    -------    -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................      0.17        0.15       0.23       0.22       0.27
  Net gains or losses on securities (both realized and
    unrealized).............................................      2.19        4.81       3.23       3.45      (0.63)
                                                              --------    --------    -------    -------    -------
    Total from investment operations........................      2.36        4.96       3.46       3.67      (0.36)
                                                              --------    --------    -------    -------    -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................     (0.15)      (0.20)     (0.25)     (0.17)     (0.22)
  Distributions from capital gains..........................     (1.68)      (1.13)     (1.56)     (1.43)     (1.81)
                                                              --------    --------    -------    -------    -------
    Total distributions.....................................     (1.83)      (1.33)     (1.81)     (1.60)     (2.03)
                                                              --------    --------    -------    -------    -------
Net asset value, end of year................................  $  23.04    $  22.51    $ 18.88    $ 17.23    $ 15.16
                                                              ========    ========    =======    =======    =======
TOTAL RETURN................................................     10.98%      28.54%     21.51%     26.68%     (2.42)%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)........................  $160,315    $140,786    $84,800    $70,577    $59,448
  Ratio of expenses to average net assets:
    Before expense waiver...................................      1.02%         --         --         --         --
    After expense waiver....................................      1.00%       1.16%      1.12%      1.14%      1.24%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................      0.73%         --         --         --         --
    After expense waiver....................................      0.75%       0.84%      1.30%      1.41%      1.03%
  Portfolio turnover........................................     33.06%      30.74%     32.95%     31.84%     49.12%

                                                                                    IAA TRUST
                                                                           ASSET ALLOCATION FUND, INC.
                                                                              YEARS ENDED JUNE 30,
                                                              -----------------------------------------------------
                                                                1998        1997       1996       1995       1994
                                                              --------    --------    -------    -------    -------
Net asset value, beginning of year..........................  $  14.64    $  13.39    $ 12.29    $ 11.08    $ 11.60
                                                              --------    --------    -------    -------    -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................      0.39        0.35       0.37       0.36       0.34
  Net gains or losses on securities (both realized and
    unrealized).............................................      1.22        2.11       1.41       1.38      (0.25)
                                                              --------    --------    -------    -------    -------
    Total from investment operations........................      1.61        2.46       1.78       1.74       0.09
                                                              --------    --------    -------    -------    -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................     (0.39)      (0.34)     (0.37)     (0.34)     (0.34)
  Distributions from capital gains..........................     (0.66)      (0.87)     (0.31)     (0.18)     (0.27)
  Distributions from return of capital......................        --          --         --      (0.01)        --
                                                              --------    --------    -------    -------    -------
    Total distributions.....................................     (1.05)      (1.21)     (0.68)     (0.53)     (0.61)
                                                              --------    --------    -------    -------    -------
Net asset value, end of year................................  $  15.20    $  14.64    $ 13.39    $ 12.29    $ 11.08
                                                              ========    ========    =======    =======    =======
TOTAL RETURN................................................     11.41%      19.95%     14.74%     16.29%      0.71%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)........................  $ 18,650    $ 14,272    $10,083    $ 9,540    $ 8,653
  Ratio of expenses to average net assets:
    Before expense waiver...................................      1.25%         --         --         --         --
    After expense waiver....................................      1.21%       1.46%      1.44%      1.46%      1.78%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................      2.57%         --         --         --         --
    After expense waiver....................................      2.61%       2.57%      2.81%      3.18%      2.98%
  Portfolio turnover........................................     20.07%      19.25%     33.77%     21.03%     17.39%

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

                                                                                    IAA TRUST
                                                                           TAX EXEMPT BOND FUND, INC.
                                                                              YEARS ENDED JUNE 30,
                                                              -----------------------------------------------------
                                                                1998        1997       1996       1995       1994
                                                              --------    --------    -------    -------    -------
Net asset value, beginning of year..........................  $   8.70    $   8.41    $  8.36    $  8.19    $  9.11
                                                              --------    --------    -------    -------    -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................      0.37        0.36       0.37       0.39       0.39
  Net gains or losses on securities (both realized and
    unrealized).............................................      0.27        0.31       0.07       0.20      (0.54)
                                                              --------    --------    -------    -------    -------
    Total from investment operations........................      0.64        0.67       0.44       0.59      (0.15)
                                                              --------    --------    -------    -------    -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................     (0.37)      (0.36)     (0.37)     (0.39)     (0.39)
  Distributions from capital gains..........................     (0.02)      (0.02)     (0.02)     (0.03)     (0.38)
                                                              --------    --------    -------    -------    -------
    Total distributions.....................................     (0.39)      (0.38)     (0.39)     (0.42)     (0.77)
                                                              --------    --------    -------    -------    -------
Net asset value, end of year................................  $   8.95    $   8.70    $  8.41    $  8.36    $  8.19
                                                              ========    ========    =======    =======    =======
TOTAL RETURN................................................      7.45%       8.15%      5.30%      7.51%     (1.86)%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)........................  $ 17,669    $ 18,008    $17,744    $18,833    $19,095
  Ratio of expenses to average net assets:
    Before expense waiver...................................      1.01%         --         --         --         --
    After expense waiver....................................      0.97%       1.14%      1.08%      1.06%      1.15%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................      4.13%         --         --         --         --
    After expense waiver....................................      4.17%       4.23%      4.30%      4.79%      4.47%
  Portfolio turnover........................................     24.83%      11.35%     14.75%     24.89%     41.94%

                                                                                   IAA TRUST
                                                                     TAXABLE FIXED INCOME SERIES FUND, INC.
                                                                              MONEY MARKET SERIES
                                                                              YEARS ENDED JUNE 30,
                                                              ----------------------------------------------------
                                                                1998       1997       1996       1995       1994
                                                              --------    -------    -------    -------    -------
Net asset value, beginning of year..........................  $   1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                              --------    -------    -------    -------    -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................      0.05       0.05       0.05       0.05       0.03
                                                              --------    -------    -------    -------    -------
    Total from investment operations........................      0.05       0.05       0.05       0.05       0.03
                                                              --------    -------    -------    -------    -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................     (0.05)     (0.05)     (0.05)     (0.05)     (0.03)
                                                              --------    -------    -------    -------    -------
    Total distributions.....................................     (0.05)     (0.05)     (0.05)     (0.05)     (0.03)
                                                              --------    -------    -------    -------    -------
Net asset value, end of year................................  $   1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                              ========    =======    =======    =======    =======
TOTAL RETURN................................................      4.94%      4.63%      4.82%      4.85%      2.86%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)........................  $ 53,022    $60,674    $33,664    $36,415    $38,699
  Ratio of expenses to average net assets:
  Before expense waiver.....................................      0.83%        --         --       0.97%      1.06%
  After expense waiver......................................      0.81%      0.94%      0.90%      0.73%      0.56%
  Ratio of net investment income to average net assets:
  Before expense waiver.....................................      4.81%        --         --       4.56%      2.33%
  After expense waiver......................................      4.83%      4.55%      4.74%      4.80%      2.83%

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

                                                                                       IAA TRUST
                                                                         TAXABLE FIXED INCOME SERIES FUND, INC.
                                                              ------------------------------------------------------------
                                                                 SHORT-TERM GOVERNMENT                 LONG-TERM
                                                                      BOND SERIES                     BOND SERIES
                                                              ----------------------------    ----------------------------
                                                                            FOR THE PERIOD                  FOR THE PERIOD
                                                                              01/02/97*                       01/02/97*
                                                              YEAR ENDED       THROUGH        YEAR ENDED       THROUGH
                                                                 1998          06/30/97          1998          06/30/97
                                                              ----------    --------------    ----------    --------------
Net asset value, beginning of period........................   $ 10.01         $ 10.00         $ 10.04         $ 10.00
                                                               -------         -------         -------         -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................      0.54            0.20            0.56            0.20
  Net gains on securities (both realized and unrealized)....      0.10            0.01            0.45            0.04
                                                               -------         -------         -------         -------
    Total from investment operations........................      0.64            0.21            1.01            0.24
                                                               -------         -------         -------         -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................     (0.54)          (0.20)          (0.56)          (0.20)
  Distributions from capital gains..........................        --              --           (0.01)             --
                                                               -------         -------         -------         -------
    Total distributions.....................................     (0.54)          (0.20)          (0.57)          (0.20)
                                                               -------         -------         -------         -------
Net asset value, end of period..............................   $ 10.11         $ 10.01         $ 10.48         $ 10.04
                                                               =======         =======         =======         =======
    TOTAL RETURN............................................      6.50%           2.10%          10.24%           2.44%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................   $28,309         $24,285         $38,800         $32,932
  Ratio of expenses to average net assets:
    Before expense waiver and reimbursement.................      0.92%           3.88%**         1.12%           3.82%**
    After expense waiver and reimbursement..................      0.86%           0.76%**         0.89%           0.78%**
  Ratio of net investment income to average net assets:
    Before expense waiver and reimbursement.................      5.30%           1.78%**         5.24%           2.11%**
    After expense waiver and reimbursement..................      5.36%           4.90%**         5.47%           5.15%**
  Portfolio turnover........................................      1.54%           0.00%          25.11%          41.77%

 * Commencement of operations.

** Annualized.

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS June 30, 1998

--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: The IAA Trust Mutual Funds represent four separate funds, with one Fund containing three separate Series (referred to herein as "Funds" or "Series"). Each of the Funds and Series has distinct investment objectives and policies. The four Funds are as follows: IAA Trust Growth Fund, Inc. ("Growth Fund"); IAA Trust Asset Allocation Fund, Inc. ("Asset Allocation Fund"); IAA Trust Tax Exempt Bond Fund, Inc. ("Tax Exempt Bond Fund"); and IAA Trust Taxable Fixed Income Series Fund, Inc. ("Taxable Fixed Income Series Fund"), formerly known as IAA Trust Money Market Fund, Inc. The Taxable Fixed Income Series Fund currently consists of the following three separate investment Series: IAA Trust Money Market Series ("Money Market Series"); IAA Trust Short-Term Government Bond Series ("Short-Term Government Bond Series"); and IAA Trust Long-Term Bond Series ("Long-Term Bond Series"). The Short-Term Government Bond Series and the Long-Term Bond Series commenced operations on January 2, 1997. The Funds are separately incorporated and registered companies under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

    (1) SECURITY VALUATION: For the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series, securities traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the last reported bid price on such exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities except short-term securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. For the Money Market Series, all securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

    (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

    (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

    (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: In the Growth Fund, net investment income from investment transactions are declared and distributed to shareholders twice a year. The Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series, declare and distribute net investment income to shareholders monthly. The Money Market Series declares dividends daily from its net investment income, which are payable monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed twice a year.

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS June 30, 1998
(continued)

--------------------------------------------------------------------------------

NOTE (C) CAPITAL STOCK: At June 30, 1998, 10,000,000 shares of capital stock were authorized for each of the Growth Fund, Asset Allocation Fund, and Tax Exempt Bond Fund, each Fund having a par value of $1.00 per share. The authorized capitalization of the Taxable Fixed Income Series Fund consists of 250,000,000 shares with the par value of $0.10 per share. 100,000,000 of this Fund's shares are designated as Money Market Series, 50,000,000 of its shares are designated as Short-Term Government Bond Series, and 25,000,000 of its shares are designated as Long-Term Bond Series. The remaining 75,000,000 shares are undesignated.

Transactions in capital stock were as follows:

                                                 GROWTH FUND                                   ASSET ALLOCATION FUND
                               ------------------------------------------------   -----------------------------------------------
                                     YEAR ENDED               YEAR ENDED                YEAR ENDED               YEAR ENDED
                                   JUNE 30, 1998             JUNE 30, 1997            JUNE 30, 1998            JUNE 30, 1997
                               ----------------------   -----------------------   ----------------------   ----------------------

                                SHARES      AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
                               --------   -----------   ---------   -----------   --------   -----------   --------   -----------
Shares sold..................   935,194   $20,754,538   1,905,852   $40,718,271    350,739   $ 5,233,527    274,886   $ 3,715,120
Shares issued through
 reinvestment of dividends...   509,499    11,204,174     331,143     5,730,849     61,757       911,781     60,513       776,909
                               --------   -----------   ---------   -----------   --------   -----------   --------   -----------
                               1,444,693   31,958,712   2,236,995    46,449,120    412,496     6,145,308    335,399     4,492,029
                               --------   -----------   ---------   -----------   --------   -----------   --------   -----------
Shares Redeemed..............  (740,214)  (16,704,744)   (474,420)   (9,325,850)  (159,724)   (2,386,481)  (113,903)   (1,528,495)
                               --------   -----------   ---------   -----------   --------   -----------   --------   -----------
Net increase.................   704,479   $15,253,968   1,762,575   $37,123,270    252,772   $ 3,758,827    221,496   $ 2,963,534
                               ========   ===========   =========   ===========   ========   ===========   ========   ===========

                                                             TAX EXEMPT BOND FUND
                                               -------------------------------------------------
                                                     YEAR ENDED                YEAR ENDED
                                                   JUNE 30, 1998             JUNE 30, 1997
                                               ----------------------   ------------------------

                                                SHARES      AMOUNT        SHARES       AMOUNT
                                               --------   -----------   ----------   -----------
Shares sold..................................    90,306   $   806,911      275,666   $ 2,369,946
Shares issued through reinvestment of
 dividends...................................    57,420       510,560       61,144       522,920
                                               --------   -----------   ----------   -----------
                                                147,726     1,317,471      336,810     2,892,866
                                               --------   -----------   ----------   -----------
Shares redeemed..............................  (244,109)   (2,174,397)    (377,076)   (3,238,819)
                                               --------   -----------   ----------   -----------
Net increase (decrease)......................   (96,383)  $  (856,926)     (40,266)  $  (345,953)
                                               ========   ===========   ==========   ===========

                                                       YEAR ENDED                   YEAR ENDED
                                                     JUNE 30, 1998                JUNE 30, 1997
                                               --------------------------   --------------------------
                                                 SHARES         AMOUNT        SHARES         AMOUNT
                                               -----------   ------------   -----------   ------------
Shares sold..................................   53,195,087   $ 53,195,087    74,925,622   $ 74,925,622
Shares issued through reinvestment of
 dividends...................................    2,821,173      2,821,173     1,751,343      1,751,343
                                               -----------   ------------   -----------   ------------
                                                56,016,260     56,016,260    76,676,965     76,676,965
                                               -----------   ------------   -----------   ------------
Shares redeemed..............................  (63,667,566)   (63,667,566)  (49,667,417)   (49,667,417)
                                               -----------   ------------   -----------   ------------
Net increase (decrease)......................   (7,651,306)  $ (7,651,306)   27,009,548   $ 27,009,548
                                               ===========   ============   ===========   ============

                                    TAXABLE FIXED INCOME SERIES FUND
                             -----------------------------------------------
                                          SHORT-TERM GOVERNMENT                         TAXABLE FIXED INCOME SERIES FUND
                             -----------------------------------------------   --------------------------------------------------
                                               BOND SERIES                                   LONG-TERM BOND SERIES
                             -----------------------------------------------   --------------------------------------------------
                                  YEAR ENDED             PERIOD 1/2/97*               YEAR ENDED              PERIOD 1/2/97*
                                 JUNE 30, 1998           THROUGH 6/30/97            JUNE 30, 1998             THROUGH 6/30/97
                             ---------------------   -----------------------   ------------------------   -----------------------

                              SHARES      AMOUNT      SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
                             --------   ----------   ---------   -----------   ----------   -----------   ---------   -----------
Shares sold................   663,670   $6,700,365   2,427,250   $24,274,746      896,757   $ 9,186,831   3,317,112   $33,219,414
Shares issued through
 reinvestment of
 dividends.................   132,147    1,333,212       3,918        39,239      187,795     1,936,407       4,765        47,835
                             --------   ----------   ---------   -----------   ----------   -----------   ---------   -----------
                              795,817    8,033,577   2,431,168    24,313,985    1,084,552    11,123,238   3,321,877    33,267,249
                             --------   ----------   ---------   -----------   ----------   -----------   ---------   -----------
Shares redeemed............  (421,052)  (4,257,686)     (4,974)      (49,859)    (662,006)   (6,836,867)    (41,946)     (415,739)
                             --------   ----------   ---------   -----------   ----------   -----------   ---------   -----------
Net increase...............   374,765   $3,775,891   2,426,194   $24,264,126      422,546   $ 4,286,371   3,279,931   $32,851,510
                             ========   ==========   =========   ===========   ==========   ===========   =========   ===========

* Commencement of operations.

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS June 30, 1998
(continued)

--------------------------------------------------------------------------------

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. Government obligations and short-term notes for the year ended June 30, 1998 were:

                                                               PURCHASES       SALES
                                                              -----------   -----------
Growth Fund.................................................  $73,674,061   $45,228,065
Asset Allocation Fund.......................................  $ 4,928,475   $ 2,538,473
Tax Exempt Bond Fund........................................  $ 4,321,707   $ 4,981,866
Short-Term Govt. Bond Series................................  $ 4,137,948   $        --
Long-Term Bond Series.......................................  $10,168,477   $        --

For the year ended June 30, 1998, the aggregate cost of purchases and proceeds from sales of U.S. Government Securities were:

Asset Allocation Fund.......................................  $ 1,093,452   $   509,687
Short-Term Govt. Bond Series................................  $11,826,540   $   346,758
Long-Term Bond Series.......................................  $23,125,472   $ 7,787,375

For both Federal income tax and financial statement purposes, the cost of investments at June 30, 1998 was $112,829,449 for the Growth Fund, $15,055,494 for the Asset Allocation Fund, $16,416,859 for the Tax Exempt Bond Fund, $52,920,381 for the Money Market Series, $27,764,773 the Short-Term Government Bond Series, and $37,247,235 for the Long-Term Bond Series.

The gross unrealized appreciation/depreciation for book and tax purposes at June 30, 1998 consisted of the following:

                                                              APPRECIATION    DEPRECIATION
                                                              ------------    ------------
Growth Fund.................................................  $49,634,343      $2,845,090
Asset Allocation Fund.......................................  $ 3,943,013      $  165,441
Tax Exempt Bond Fund........................................  $ 1,041,999      $        0
Short-Term Government Bond Series...........................  $   271,089      $   26,592
Long-Term Bond Series.......................................  $ 1,195,791      $    9,162

NOTE (E) ADVISORY AND OTHER RELATED PARTY TRANSACTIONS: Under its Advisory Agreements with the Funds, IAA Trust Company (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund 0.75%; Asset Allocation Fund 0.75%; Tax Exempt Bond Fund 0.50%; Money Market Series 0.50%; Short-Term Government Bond Series 0.50%; and Long-Term Bond Series 0.75%. These fees are accrued daily and paid to the Advisor monthly. IAA Trust Company serves as the Funds' Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund, Asset Allocation Fund, Tax Exempt Fund, Money Market Series, Short-Term Government Bond Series and Long-Term Bond Series for the year ended June 30, 1998 were: $34,908, $6,290, $7,787, $9,200, $5,429 and $6,891, respectively.

For the period January 2, 1997(commencement of operations) through June 30, 1997, the Advisor voluntarily agreed to reduce its fees and reimburse the Short-Term Government Bond Series and the Long-Term Bond Series to the extent total annualized expenses exceeded 1.32% and 1.57% of the Funds average daily net assets. Effective July 1, 1997, the Advisor agreed to continue to reduce its fees and reimburse the Funds to the extent total annualized expenses exceed 0.98%. Effective November 1, 1997, the Advisor agreed to continue to reduce its fees and reimburse the Funds to the extent total annualized expenses exceed 0.85% of average daily net assets. Investment advisory fees, for the year ended June 30, 1998, are as follows:

                                                                                       EXPENSES
                                                                                        WAIVED
                                                                                         AND
                                                              ADVISORY   ADVISORY     REIMBURSED
                                                                FEE        FEE        BY ADVISOR
                                                              --------   --------   --------------
Short-Term Government Bond Series...........................   0.50%     $133,520      $10,437
Long-Term Bond Series.......................................   0.75%     $275,862      $75,493

The legal counsel to the Fund also serves as in-house counsel to the Advisor and as secretary to the Fund. Fees paid by the Growth Fund, Asset Allocation Fund, Tax Exempt Bond Fund, Money Market Series, Short-Term Government Bond Series and Long-Term Bond Series during for the year ended June 30, 1998 were $5,299, $5,347, $5,290, $3,898, $2,874 and $3,099, respectively.

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS June 30, 1998
(continued)

--------------------------------------------------------------------------------

NOTE (F) DISTRIBUTION SERVICES AGREEMENTS: FPS Broker Services, Inc. serves as the Funds' Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series, and the Long-Term Bond Series have each adopted a Plan of Distribution (the "Plans"), effective April 1, 1993. The Plans permit the participating Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans, is 0.25% of the average daily net assets of each Fund or Series. For the year ended June 30, 1998, the annualized Rule 12b-1 Plan expenses incurred for Growth Fund, the Asset Allocation Fund, the Tax Exempt Fund, the Short-Term Government Bond Series and the Long-Term Bond Series were 0.02%, 0.01%, 0.04%, 0.03% and 0.03% of average net assets, respectively.

NOTE (G) SHAREHOLDER CONCENTRATION: On June 30, 1998 three shareholders held approximately 59.5% of the shares outstanding of the Growth Fund, two shareholders held approximately 81.3% of the shares outstanding of the Asset Allocation Fund, one shareholder held approximately 11.8% of the shares outstanding of the Tax Exempt Bond Fund, two shareholders held approximately 87.1% of the shares outstanding of the Money Market Series, three shareholders held approximately 97.9% of the shares outstanding of the Short-Term Government Bond Series, and two shareholders held approximately 95.1% of the shares outstanding of the Long-Term Bond Series.

ILLUSTRATION OF $10,000 INVESTMENT June 30, 1998

--------------------------------------------------------------------------------
                  GROWTH FUND VS. STANDARD & POOR'S 500 INDEX


                                                               GROWTH                       S&P'S
1988                                                           10000                        10000
1989                                                           12006                        12053
1990                                                           13938                        14030
1991                                                           14686                        15066
1992                                                           15307                        17094
1993                                                           17100                        19363
1994                                                           16686                        19636
1995                                                           21138                        24755
1996                                                           25685                        31191
1997                                                           33015                        42015
1998                                                           36640                        54686

                            AVERAGE ANNUAL RETURNS*
                                 1 Year 10.98%
                                 5 Year 16.46%
                                10 Year 13.86%

Past performance is not indicative of future results.



             ASSET ALLOCATION FUND VS. MERRILL LYNCH CORPORATE AND GOVERNMENT BOND MASTER INDEX & LIPPER FLEXIBLE FUNDS INDEX

                                            ASSET ALLOCATION        MERRILL LYNCH         LIPPER FLEXIBLE
1988                                             10000                  10000                  10000
1989                                             11040                  11258                  11122
1990                                             11758                  12034                  12105
1991                                             12971                  13279                  13302
1992                                             14395                  15161                  14940
1993                                             15774                  17148                  17012
1994                                             15886                  17120                  17230
1995                                             18474                  19282                  20028
1996                                             21197                  20238                  23074
1997                                             25426                  21893                  27338
1998                                             28327                  24372                  32303

                            AVERAGE ANNUAL RETURNS*
                                 1 Year 11.41%
                                 5 Year 12.42%
                                10 Year 10.97%

Past performance is not indicative of future results.

The Fund has changed its Lipper benchmark because Lipper has classified the Fund from its database of balanced funds into the flexible funds category as the portfolio's investment objectives and allocations more closely compare to a "flexible" style rather than a "balanced" style. The performance of the Fund from 1988 through 1992 reflects the operation of the Fund with its prior investment objective. The Fund's performance since 1993 reflects its current investment objective.

* Fund returns are net of all fees and transaction costs, while the index returns are based solely on market returns without deductions for fees or transaction costs for rebalancing. The index is un-managed.

--------------------------------------------------------------------------------

         TAX EXEMPT BOND FUND VS. LEHMAN BROTHERS' MUNICIPAL BOND INDEX


                                                               GROWTH                       S&P'S
1988                                                            10000                       10000
1989                                                            11015                       11139
1990                                                            11592                       11898
1991                                                            12525                       12970
1992                                                            13784                       14496
1993                                                            15015                       16230
1994                                                            14771                       16257
1995                                                            15880                       17691
1996                                                            16722                       18694
1997                                                            18085                       20237
1998                                                            19432                       21989

                            AVERAGE ANNUAL RETURNS*
                                 1 Year 7.45%
                                 5 Year 5.24%
                                10 Year 6.87%

Past performance is not indicative of future results.

The Tax Exempt Bond Fund's portfolio does not mirror the Lehman Index.



 SHORT-TERM GOVERNMENT BOND SERIES VS. MERRILL LYNCH U.S. DOMESTIC MASTER BOND
        INDEX AND MERRILL LYNCH U.S. TREASURY/AGENCY 1-3 YEAR BOND INDEX


                                                                  MERRILL LYNCH U.S.     MERRILL LYNCH U.S.
                                               SHORT-TERM              DOMESTIC           TREASURY/AGENCY
1/2/97                                           10000                  10000                  10000
1/31/97                                          10037                  10028                  10047
2/28/97                                          10057                  10046                  10070
3/31/97                                          10054                   9945                  10067
4/30/97                                          10113                  10096                  10149
5/31/97                                          10156                  10186                  10219
6/30/97                                          10210                  10308                  10289
6/30/98                                          10874                  11407                  10989

                            AVERAGE ANNUAL RETURNS*
                                 1 Year 6.50%

Past performance is not indicative of future results.

The Fund has added the Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index as a more appropriate benchmark because such Index more closely compares with the investment selections and maturities of the portfolio since its inception.

* Fund returns are net of all fees and transaction costs, while the index returns are based solely on market returns without deductions for fees or transaction costs for rebalancing. The index is un-managed.

--------------------------------------------------------------------------------

    LONG-TERM BOND SERIES VS. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX


                                                             LONG TERM                  MERRILL LYNCH
1/2/97                                                         10000                        10000
1/31/97                                                        10036                        10028
2/28/97                                                        10046                        10046
3/31/97                                                         9971                         9945
4/30/97                                                        10081                        10096
5/31/97                                                        10147                        10186
6/30/97                                                        10244                        10308
6/30/98                                                        11293                        11407

                            AVERAGE ANNUAL RETURNS*
                                 1 Year 10.24%

Past performance is not indicative of future results.

* Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.

REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of IAA Trust Company Mutual Funds:

    In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of IAA Trust Company Mutual Funds (the "Fund") (comprising, respectively, the IAA Trust Growth Fund, Inc., the IAA Trust Asset Allocation Fund, Inc., the IAA Trust Tax Exempt Bond Fund, Inc. and the IAA Trust Taxable Fixed Income Series Fund, Inc. which includes the IAA Trust Money Market Series (formerly known as the IAA Trust Money Market Fund, Inc.), the IAA Trust Short-Term Government Bond Series and the IAA Trust Long-Term Bond Series) at June 30, 1998, and the results of its operations, changes in its net assets, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, Pennsylvania
July 31, 1998

IAA TRUST MUTUAL FUNDS
IAA Trust Growth Fund, Inc.
IAA Trust Asset Allocation Fund, Inc.
IAA Trust Tax Exempt Bond Fund, Inc.
IAA Trust Taxable Fixed Income Series Fund, Inc.
    Money Market Series
    Short-Term Government Bond Series
    Long-Term Bond Series



BOARD OF DIRECTORS                                         ANNUAL REPORT
Ronald R. Warfield
Herbert G. Allen
Charlot R. Cole
Nancy J. Erickson
William E. Klein, Sr.
Ailene Miller
Rollie D. Moore                                       [IAA TRUST COMPANY LOGO]


OFFICERS
Ronald R. Warfield, President
Bruce D. Finks, Vice President
Gary E. Mede, Vice President
Duane L. Miller, Vice President
Richard M. Miller, Vice President                         IAA Trust Company
Rollie D. Moore, Vice President                              Mutual funds
Paul M. Harmon, Secretary
Robert W. Weldon, Treasurer
Richard F. Day, Controller


INVESTMENT ADVISOR
IAA Trust Company
Bloomington, Illinois


DISTRIBUTOR                                                 June 30, 1998
FPS Broker Services, Inc.
King of Prussia, Pennsylvania


TRANSFER AGENT
First Data Investor Services Group, Inc.
King of Prussia, Pennsylvania


CUSTODIAN
IAA Trust Company
Bloomington, Illinois


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania


GENERAL COUNSEL
Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois


This report has been prepared for the
general information of shareholders of               A PLACE TO GROW
the Funds and is not authorized for
distribution to prospective investors     IAA Trust Growth Fund, Inc.
unless preceded or accompanied by an      IAA Trust Asset Allocation Fund, Inc.
effective Prospectus which contains       IAA Trust Tax Exempt Bond Fund, Inc.
details concerning the sales charge       IAA Trust Taxable Fixed Income
and other pertinent information.            Series Fund, Inc.
                                              Money Market Series
                                              Short-Term Government Bond Series
                     F30-113-08 (8/98)        Long-Term Bond Series